                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                  FORM N-CSR/A

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08457

Exact name of registrant as specified in charter: Delaware Group Foundation
Funds

Address of principal executive offices:
2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:
David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant's telephone number, including area code: (800) 523-1918

Date of fiscal year end: September 30

Date of reporting period: September 30, 2005

Item 1.  Reports to Stockholders


                                             Delaware
                                             Investments(R)
                                             -----------------------------------
                                             A member of Lincoln Financial Group

CORE-EQUITY


ANNUAL REPORT SEPTEMBER 30, 2005
--------------------------------------------------------------------------------
              DELAWARE FOUNDATION FUNDS
                DELAWARE AGGRESSIVE ALLOCATION PORTFOLIO
                (FORMERLY DELAWARE GROWTH ALLOCATION PORTFOLIO)
                DELAWARE MODERATE ALLOCATION PORTFOLIO
                (FORMERLY DELAWARE BALANCED ALLOCATION PORTFOLIO)
                DELAWARE CONSERVATIVE ALLOCATION PORTFOLIO
                (FORMERLY DELAWARE INCOME ALLOCATION PORTFOLIO)




[LOGO] POWERED BY RESEARCH(R)

TABLE
  OF CONTENTS


--------------------------------------------------------------
PORTFOLIO MANAGEMENT REVIEW                                  1
--------------------------------------------------------------
PERFORMANCE SUMMARY                                          4
--------------------------------------------------------------
DISCLOSURE OF FUND EXPENSES                                 10
--------------------------------------------------------------
SECTOR ALLOCATION                                           11
--------------------------------------------------------------
FINANCIAL STATEMENTS:

    Statements of Net Assets                                12

    Statements of Assets and Liabilities                    15

    Statements of Operations                                16

    Statements of Changes in Net Assets                     17

    Financial Highlights                                    19

    Notes to Financial Statements                           34
--------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED
  PUBLIC ACCOUNTING FIRM                                    39
--------------------------------------------------------------
OTHER FUND INFORMATION                                      40
--------------------------------------------------------------
BOARD OF TRUSTEES/DIRECTORS AND OFFICERS                    43
--------------------------------------------------------------
ABOUT THE ORGANIZATION                                      45
--------------------------------------------------------------







    Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

    Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor.

(C) 2005 Delaware Distributors, L.P.

PORTFOLIO                                              DELAWARE FOUNDATION FUNDS
  MANAGEMENT REVIEW                                    October 11, 2005

FUND MANAGER
Patrick P. Coyne
Managing Director/Head of Equity Investments

Q: WHAT WAS THE INVESTMENT ENVIRONMENT LIKE FOR DELAWARE FOUNDATION FUNDS DURING THE FISCAL YEAR ENDED SEPTEMBER 30, 2005?
A: U.S. stocks generally posted gains for the one-year period ended September 30, 2005, as indicated by the +12.25% rise of the S&P 500 Index over that period. Non-U.S. equity returns fared better, gaining 26.32%, based on the gain made by the MSCI Europe, Australasia, Far East Index - a common measure of non-U.S. stock performance across established markets. The Lehman Aggregate Bond Index, which is a broad-based proxy for U.S. investment-grade bonds, gained 2.80% for the same period.

Following 2004's U.S. presidential election, the cost of energy and its potential impact on the economy became a dominant theme among investors. Energy prices remained in place as a theme throughout the year, as the price of oil continuously increased. From the already high price of $50 per barrel in October 2004, crude oil peaked at over $70 per barrel in September 2005 in the wake of decreased U.S. production after the devastation of hurricanes Katrina and Rita. Not surprisingly, energy stocks often led the stock market as a result.

Throughout the year, the Federal Open Market Committee maintained a measured pace of increases for the federal funds rate, bumping the rate by 25 basis points at a time, to 3.75% by fiscal year end. In the wake of rising energy prices, economists remained concerned about inflation late in the fiscal year.

Q: HOW DID THE DELAWARE FOUNDATION FUNDS PERFORM?
A: Delaware Aggressive Allocation Portfolio returned +15.93% (Class A shares at net asset value with distributions reinvested), or +9.30% when including the sales charge (Class A shares at maximum offer price with distributions reinvested), for the fiscal year.

Delaware Moderate Allocation Portfolio returned +12.22% (Class A shares at net asset value with distributions reinvested), or +5.75% when including the sales charge (Class A shares at maximum offer price with distributions reinvested), for the fiscal year.

Delaware Conservative Allocation Portfolio returned +8.68% (Class A shares at net asset value with distributions reinvested), or +2.38% when including the sales charge (Class A shares at maximum offer price with distributions reinvested), for the fiscal year.

For complete, annualized performance for each Portfolio, please see the tables on pages 4, 6, and 8.

Q: WHAT OTHER CHANGES OCCURRED WHEN THE PORTFOLIOS' NAMES CHANGED ON SEPTEMBER 1, 2005?
A: In addition to the name changes, which were designed to better reflect the nature of each Portfolio's approach to asset allocation, the list of underlying investments available to the Delaware Foundation Funds was revised per the prospectus supplement dated September 1, 2005.

Importantly, the objectives of the Funds have not changed. And as investment managers, we still have an array of Delaware Investments mutual funds available to us, providing ample tools for proper diversification - including nine equity-based mutual funds, seven fixed income mutual funds, and all three Delaware Investments international mutual funds, in addition to a money market vehicle.

Q: WHAT STRATEGIES DID YOU PURSUE DURING THE FISCAL YEAR?
A: As always, during the one-year fiscal period, we adhered to a very disciplined approach to asset allocation and applied it to all three portfolios in a consistent manner. The Foundation Funds follow a "fund of funds" structure. Each is a potential all-in-one portfolio for shareholders with specific goals and/or levels of risk tolerance. The Foundation Funds are designed to hold mutual funds across various asset classes, offering investors diversification and relieving them of asset allocation decision making, while providing access to multiple professional asset managers and investment philosophies.

Frank Morris, Chris Adams, Don Padilla and Michael Morris constitute the Delaware Investments Core-Equity Team, which specializes in combining bottom-up, fundamental research with proprietary quantitative analytics that help the team measure opportunity in the marketplace. Delaware Investments Managing Director/Head of Equity Investments Patrick Coyne joins the team as it makes asset allocation decisions for the Foundation Funds.

Our strategic process measures the expected returns of each asset class (and the returns of the underlying investments -- mostly individual Delaware Investments mutual funds) to determine each asset class's relative attractiveness to other investment alternatives. Our quantitative models are designed to signal the need to rebalance the portfolios. We determine the specific allocations and the timing of each trade execution based on current valuations and our outlook for the various markets moving forward.

Though the investment selection process is similar for each of the three Foundation Funds, the weightings of the underlying asset classes within each is modified based on the parameters of the portfolios' investment objectives. The portfolios' new names reflect the degree of risk in each.

During the past year, we closely monitored economic considerations globally, including the effects of rising interest rates in the U.S. and the rise in energy prices. That macroeconomic analysis, coupled with the use of quantitative modeling, helps us as we evaluate the three primary factors that we hold to be key in active asset allocation decision-making:

   o the expected return of specific asset classes

   o the expected volatility of specific asset classes

   o the correlation of the asset classes, or the degree to which they may move up or down together

Q: WHAT FACTORS INFLUENCED PERFORMANCE IN DELAWARE AGGRESSIVE ALLOCATION PORTFOLIO DURING THE FISCAL YEAR?
A: The portfolio's general asset class mix finished the year not far from where it began. At the start of the fiscal year, the Portfolio had 85% of net assets allocated to domestic stock funds, and 13% to fixed income. By fiscal year end, the stock-bond ratio was 84% to 14%, with the decrease in equities representing a smaller position in international equities. During the year, our allocation to international equities was reduced by approximately one percentage point per quarter; as foreign stocks outperformed a generally stagnant U.S. market in 2005, we began to allocate assets with an eye toward U.S. equity markets.

This meant a slight rise in the percentage of assets allocated to Delaware Large-Cap Growth Fund (formerly Delaware Diversified Growth Fund) and to Delaware Select Growth Fund, the latter of which invests in companies of various sizes.

Delaware Aggressive Allocation Portfolio also had a small allocation to Delaware High Yield Opportunities Fund at fiscal year end. We were not invested in that Fund the last time we reported to you. We also have established a position in Delaware Small Cap Core Fund (formerly Delaware Small Cap Contrarian Fund), which is managed on a day-to-day basis by the Delaware Core-Equity Team.

By maintaining an equity allocation of more than 80% of net assets throughout the year, and with the help of generally solid returns in underlying funds, Delaware Aggressive Allocation Portfolio was able to outperform the broad U.S. stock market as measured by the S&P 500 Index, but with less risk than an all-equity portfolio.

Q: WHAT FACTORS INFLUENCED PERFORMANCE IN DELAWARE MODERATE ALLOCATION PORTFOLIO DURING THE FISCAL YEAR?
A: As with Delaware Aggressive Allocation Portfolio, the portfolio's general asset class mix finished the year not far from where it began. At the start of the fiscal year, the Portfolio had 68% of net assets allocated to stock funds, and 28% to fixed income funds. By fiscal year end, the stock-bond ratio was 66% to 29%, with the decrease in equities representing a smaller position in international equities. During the year, our allocation to international equities was reduced; as foreign stocks outperformed a generally stagnant U.S. market in 2005, we allowed the allocations to both Delaware International Value Equity Fund and Delaware Emerging Markets Fund to come down slightly in favor of other U.S.-based equity funds.

The Portfolio, which is appropriate for investors who are in the wealth accumulation phase but have a moderate risk tolerance, will under normal circumstances invest at least 25% of its net assets in fixed income securities. With 66% of assets allocated to equities at fiscal year end, the positioning was more toward the aggressive end of the spectrum for this Portfolio, reflecting our generally positive medium-term outlook for the stock market as the Fed approaches the end of a tightening cycle.

At fiscal year end, the Portfolio had its assets spread across
11 Delaware Investments mutual funds. The Portfolio's fixed income position is led by an allocation to Delaware American Government Bond Fund - a generally conservative vehicle that is focused on U.S. Treasury markets.

Lipper's Balanced Funds category averaged a +9.78% return during the fiscal year. With some help from international equity returns and sound investment performance in its underlying funds, Delaware Moderate Allocation Portfolio was able to nearly match the return of the S&P 500 Index. Performance of its Class A shares (at net asset value with distributions reinvested) fell just three one-hundredths of a percentage point shy of the index return. For complete annualized performance for Delaware Moderate Allocation Portfolio, please see the table on page 6.

Q: WHAT FACTORS INFLUENCED PERFORMANCE IN DELAWARE CONSERVATIVE ALLOCATION PORTFOLIO DURING THE FISCAL YEAR?
A: Delaware Conservative Allocation Portfolio is generally appropriate for investors who are in the wealth preservation phase of retirement or near retirement, with low risk tolerance and a desire to see their assets well diversified and managed by professional asset managers.

While such investors in recent quarters have faced the challenge of a rising interest rate environment (which can dampen total returns in fixed income mutual funds), the recent cycle of tightening by the Federal Reserve has been largely atypical of past cycles. Long-term interest rates refused to follow the Fed's lead for much of the year, and U.S. bonds across the board did not perform strongly, including investment-grade bonds as measured by the Lehman Aggregate Bond Index's decline during the fiscal year.

The Portfolio's allocation to fixed income investments increased gradually throughout the fiscal year. It stood at 43% as we began the fiscal year (not including cash and cash equivalents), rose to 50% at mid-year and stood at 51% as the fiscal year closed. With the Fed likely to end its campaign of interest rate increases sometime during our next fiscal year, we have been able to position the Portfolio with an eye toward a market environment that is more accommodating to fixed income investors.

The Portfolio's largest fixed income position is in Delaware American Government Bond Fund - a generally conservative vehicle that is focused on U.S. Treasury markets.

PERFORMANCE SUMMARY
  DELAWARE AGGRESSIVE ALLOCATION PORTFOLIO

The performance data quoted represent past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Please obtain the performance data for the most recent month end by calling 800 523-1918 or visiting our Web site at www.delawareinvestments.com/ performance. You should consider the investment objectives, risks, charges and expenses of the investment carefully before investing. The Delaware Aggressive Allocation Portfolio prospectus contains this and other important information about the Fund. Please request a prospectus by calling 800 523-1918. Read it carefully before you invest or send money. Performance includes reinvestment of all distributions and is subject to change. Instances of high double-digit returns are highly unusual and cannot be sustained, and were achieved primarily during favorable market conditions.


FUND PERFORMANCE
Average Annual Total Returns
Through September 30, 2005                       Lifetime  Five Years  One Year
-------------------------------------------------------------------------------
Class A (Est. 12/31/97)
Excluding Sales Charge                            +4.27%     +2.01%    +15.93%
Including Sales Charge                            +3.47%     +0.81%     +9.30%
-------------------------------------------------------------------------------
Class B (Est. 12/31/97)
Excluding Sales Charge                            +3.51%     +1.25%    +15.01%
Including Sales Charge                            +3.51%     +0.82%    +11.01%
-------------------------------------------------------------------------------
Class C (Est. 12/31/97)
Excluding Sales Charge                            +3.52%     +1.25%    +15.12%
Including Sales Charge                            +3.52%     +1.25%    +14.12%
-------------------------------------------------------------------------------

Returns reflect the reinvestment of all distributions and any applicable sales charges as noted below. Performance for Class B and C shares, excluding sales charges, assumes either that contingent deferred sales charges did not apply or the investment was not redeemed.

The Portfolio offers Class A, B, C, R, and Institutional Class shares. Class A shares are sold with a front-end sales charge of up to 5.75% and have an annual distribution and service fee of up to 0.30%.

Class B shares are sold with a contingent deferred sales charge that declines from 4% to zero depending upon the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. They are also subject to an annual distribution and service fee of 1%.

Class C shares are sold with a contingent deferred sales charge of 1% if redeemed during the first 12 months. They are also subject to an annual distribution and service fee of 1%.

The average annual total return for the lifetime and one-year periods ended September 30, 2005 for Delaware Aggressive Allocation Portfolio's Class R shares were 13.91% and 15.60%, respectively. Class R shares were first made available on June 2, 2003 and are available only for certain retirement plan products. They are sold without a sales charge and have an annual distribution and service fee of 0.60%. However, as of August 1, 2005, the Distributor has contracted to limit this amount to 0.50% through January 31, 2006.

The average annual total returns for the lifetime, five-year, and one-year periods ended September 30, 2005 for Delaware Foundation Aggressive Allocation Portfolio's Institutional Class were 4.53%, 2.29%, and 16.16%, respectively. Institutional Class shares were first made available on December 31, 1997, and are available without sales or asset-based distribution charges only to certain eligible institutional accounts.

An expense limitation was in effect for all classes of Delaware Aggressive Allocation Portfolio during the periods shown. Performance would have been lower had the expense limitation not been in effect.

The performance table does not reflect the deduction of taxes the shareholder would pay on Portfolio distributions or redemptions of Portfolio shares.

Nasdaq Class R symbol:     DFGRX

FUND BASICS
As of September 30, 2005
--------------------------------------------------------------------------------
FUND OBJECTIVE:
The Fund seeks long-term capital growth.
--------------------------------------------------------------------------------
TOTAL FUND NET ASSETS:
$41 million
--------------------------------------------------------------------------------
NUMBER OF HOLDINGS:
11
--------------------------------------------------------------------------------
FUND START DATE:
December 31, 1997
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
YOUR FUND MANAGER:
Patrick P. Coyne is a graduate of Harvard University with an MBA from the University of Pennsylvania's Wharton School. Patrick Coyne joined Delaware Investments' fixed-income department in 1990. Prior to joining Delaware Investments, he was a manager of Kidder, Peabody & Co. Inc.'s trading desk, and specialized in trading high-grade municipal bonds and municipal futures contracts.
--------------------------------------------------------------------------------
NASDAQ SYMBOLS:
Class A  DFGAX
Class B  N/A
Class C  N/A
--------------------------------------------------------------------------------

PERFORMANCE OF A $10,000 INVESTMENT
December 31, 1997 (Portfolio's inception) through September 30, 2005

                    DELAWARE
                 FOUNDATION FUNDS
               AGGRESSIVE PORTFOLIO
Period End        CLASS A SHARES       S&P 500 INDEX
12/31/97             $ 9,425              $10,000
 9/30/98             $ 9,059              $10,604
 9/30/99             $10,629              $13,551
 9/30/00             $11,797              $15,349
 9/30/01             $ 9,250              $11,265
 9/30/02             $ 8,113              $ 8,959
 9/30/03             $ 9,930              $11,142
 9/30/04             $11,242              $12,686
 9/30/05             $13,032              $14,240

Chart assumes $10,000 invested on December 31, 1997 and includes the effect of a 5.75% front-end sales charge and the reinvestment of all distributions. Performance of other Portfolio classes will vary due to differing charges and expenses. Returns plotted were as of the last day of each month shown. The S&P 500 Index is an unmanaged composite of large-capitalization U.S. companies. An index is unmanaged and does not reflect the costs of operating a mutual fund, such as the costs of buying, selling, and holding securities. You cannot invest directly in an index. Past performance is not a guarantee of future results.

An expense limitation was in effect for all classes of Delaware Aggressive Allocation Portfolio during the periods shown. Performance would have been lower had the expense limitation not been in effect.

The performance graph does not reflect the deduction of taxes the shareholder would pay on Portfolio distributions or redemptions of Portfolio shares.

PERFORMANCE SUMMARY
  DELAWARE MODERATE ALLOCATION PORTFOLIO

The performance data quoted represent past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Please obtain the performance data for the most recent month end by calling 800 523-1918 or visiting our Web site at www.delawareinvestments.com/ performance. You should consider the investment objectives, risks, charges and expenses of the investment carefully before investing. The Delaware Moderate Allocation Portfolio prospectus contains this and other important information about the Fund. Please request a prospectus by calling 800 523-1918. Read it carefully before you invest or send money. Performance includes reinvestment of all distributions and is subject to change. Instances of high double-digit returns are highly unusual and cannot be sustained, and were achieved primarily during favorable market conditions.


FUND PERFORMANCE
Average Annual Total Returns
Through September 30, 2005                       Lifetime  Five Years  One Year
-------------------------------------------------------------------------------
Class A (Est. 12/31/97)
Excluding Sales Charge                            +4.21%     +3.02%    +12.22%
Including Sales Charge                            +3.42%     +1.81%     +5.75%

-------------------------------------------------------------------------------
Class B (Est. 12/31/97)
Excluding Sales Charge                            +3.47%     +2.24%    +11.34%
Including Sales Charge                            +3.47%     +1.83%     +7.34%

-------------------------------------------------------------------------------
Class C (Est. 12/31/97)
Excluding Sales Charge                            +3.50%     +2.26%    +11.43%
Including Sales Charge                            +3.50%     +2.26%    +10.43%
-------------------------------------------------------------------------------

Returns reflect the reinvestment of all distributions and any applicable sales charges as noted below. Performance for Class B and C shares, excluding sales charges, assumes either that contingent deferred sales charges did not apply or the investment was not redeemed.

The Portfolio offers Class A, B, C, R, and Institutional Class shares. Class A shares are sold with a front-end sales charge of up to 5.75% and have an annual distribution and service fee of up to 0.30%.

Class B shares are sold with a contingent deferred sales charge that declines from 4% to zero depending upon the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. They are also subject to an annual distribution and service fee of 1%.

Class C shares are sold with a contingent deferred sales charge of 1% if redeemed during the first 12 months. They are also subject to an annual distribution and service fee of 1%.

The average annual total return for the lifetime and one-year periods ended September 30, 2005 for Delaware Moderate Allocation Portfolio's Class R shares were 10.68% and 11.89%, respectively. Class R shares were first made available on June 2, 2003 and are available only for certain retirement plan products. They are sold without a sales charge and have an annual distribution and service fee of 0.60%. However, as of August 1, 2005, the Distributor has contracted to limit this amount to 0.50% through January 31, 2006.

The average annual total returns for the lifetime, five-year, and one-year periods ended September 30, 2005 for Delaware Moderate Allocation Portfolio's Institutional Class were 4.47%, 3.27%, and 12.46%, respectively. Institutional Class shares were first made available on December 31, 1997, and are available without sales or asset-based distribution charges only to certain eligible institutional accounts.

An expense limitation was in effect for all classes of Delaware Moderate Allocation Portfolio during the periods shown. Performance would have been lower had the expense limitation not been in effect.

The performance table does not reflect the deduction of taxes the shareholder would pay on Portfolio distributions or redemptions of Portfolio shares.

Nasdaq Class R symbol:     DFBRX

FUND BASICS
As of September 30, 2005
--------------------------------------------------------------------------------
FUND OBJECTIVE:
The Fund seeks capital appreciation with current income as a secondary objective.
--------------------------------------------------------------------------------
TOTAL FUND NET ASSETS:
$36 million
--------------------------------------------------------------------------------
NUMBER OF HOLDINGS:
11
--------------------------------------------------------------------------------
FUND START DATE:
December 31, 1997
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
YOUR FUND MANAGER:
Patrick P. Coyne
--------------------------------------------------------------------------------
NASDAQ SYMBOLS:
Class A  DFBAX
Class B  N/A
Class C  N/A
--------------------------------------------------------------------------------

PERFORMANCE OF A $10,000 INVESTMENT
December 31, 1997 (Portfolio's inception) through September 30, 2005

                    DELAWARE MODERATE                           LEHMAN BROTHERS
                       PORTFOLIO --                                AGGREGATE
Period End            CLASS A SHARES         S&P 500 INDEX         BOND INDEX
12/31/97                  $ 9,425              $10,000              $10,000
9/30/98                   $ 9,078              $10,604              $10,832
9/30/99                   $10,215              $13,551              $10,792
9/30/00                   $11,184              $15,349              $11,546
9/30/01                   $ 9,449              $11,265              $13,042
9/30/02                   $ 8,766              $ 8,959              $14,163
9/30/03                   $10,487              $11,142              $14,929
9/30/04                   $11,561              $12,686              $15,479
9/30/05                   $12,974              $14,240              $15,912

Chart assumes $10,000 invested on December 31, 1997 and includes the effect of a 5.75% front-end sales charge and the reinvestment of all distributions. Performance of other Fund classes will vary due to differing charges and expenses. Returns plotted were as of the last day of each month shown. The S&P 500 Index is an unmanaged composite of large-capitalization U.S. companies. The Lehman Brothers Aggregate Bond Index is an unmanaged composite that tracks the broad U.S. investment-grade bond markets. An index is unmanaged and does not reflect the costs of operating a mutual fund, such as the costs of buying, selling, and holding securities. You cannot invest directly in an index. Past performance is not a guarantee of future results.

An expense limitation was in effect for all classes of Delaware Moderate Allocation Portfolio during the periods shown. Performance would have been lower had the expense limitation not been in effect.

The performance graph does not reflect the deduction of taxes the shareholder would pay on Portfolio distributions or redemptions of Portfolio shares.

PERFORMANCE SUMMARY
  DELAWARE CONSERVATIVE ALLOCATION PORTFOLIO

The performance data quoted represent past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Please obtain the performance data for the most recent month end by calling 800 523-1918 or visiting our Web site at www.delawareinvestments.com/ performance. You should consider the investment objectives, risks, charges and expenses of the investment carefully before investing. The Delaware Conservative Allocation Portfolio prospectus contains this and other important information about the Fund. Please request a prospectus by calling 800 523-1918. Read it carefully before you invest or send money. Performance includes reinvestment of all distributions and is subject to change.


FUND PERFORMANCE
Average Annual Total Returns
Through September 30, 2005                       Lifetime  Five Years  One Year
--------------------------------------------------------------------------------
Class A (Est. 12/31/97)
Excluding Sales Charge                            +3.92%     +3.47%     +8.68%
Including Sales Charge                            +3.13%     +2.25%     +2.38%
--------------------------------------------------------------------------------
Class B (Est. 12/31/97)
Excluding Sales Charge                            +3.20%     +2.68%     +7.89%
Including Sales Charge                            +3.20%     +2.27%     +3.89%
--------------------------------------------------------------------------------
Class C (Est. 12/31/97)
Excluding Sales Charge                            +3.14%     +2.64%     +7.80%
Including Sales Charge                            +3.14%     +2.64%     +6.80%
--------------------------------------------------------------------------------

Returns reflect the reinvestment of all distributions and any applicable sales charges as noted below. Performance for Class B and C shares, excluding sales charges, assumes either that contingent deferred sales charges did not apply or the investment was not redeemed.

The Portfolio offers Class A, B, C, R, and Institutional Class shares. Class A shares are sold with a front-end sales charge of up to 5.75% and have an annual distribution and service fee of up to 0.30%.

Class B shares are sold with a contingent deferred sales charge that declines from 4% to zero depending upon the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. They are also subject to an annual distribution and service fee of 1%.

Class C shares are sold with a contingent deferred sales charge of 1% if redeemed during the first 12 months. They are also subject to an annual distribution and service fee of 1%.

The average annual total return for the lifetime and one-year periods ended September 30, 2005 for Delaware Conservative Allocation Portfolio's Class R shares were 7.67% and 8.46%, respectively. Class R shares were first made available on June 2, 2003 and are available only for certain retirement plan products. They are sold without a sales charge and have an annual distribution and service fee of 0.60%. However, as of August 1, 2005, the Distributor has contracted to limit this amount to 0.50% through January 31, 2006.

The average annual total returns for the lifetime, five-year, and one-year periods ended September 30, 2005 for Delaware Conservative Allocation Portfolio's Institutional Class were 4.18%, 3.73%, and 8.92%, respectively. Institutional Class shares were first made available on December 31, 1997, and are available without sales or asset-based distribution charges only to certain eligible institutional accounts.

An expense limitation was in effect for all classes of Delaware Conservative Allocation Portfolio during the periods shown. Performance would have been lower had the expense limitation not been in effect.

The performance table does not reflect the deduction of taxes the shareholder would pay on Portfolio distributions or redemptions of Portfolio shares.

Nasdaq Class R symbol:     DFIRX

FUND BASICS
As of September 30, 2005
--------------------------------------------------------------------------------
FUND OBJECTIVE:
The Fund seeks a combination of current income and preservation of capital with capital appreciation.
--------------------------------------------------------------------------------
TOTAL FUND NET ASSETS:
$32 million
--------------------------------------------------------------------------------
NUMBER OF HOLDINGS:
11
--------------------------------------------------------------------------------
FUND START DATE:
December 31, 1997
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
YOUR FUND MANAGER:
Patrick P. Coyne
--------------------------------------------------------------------------------
NASDAQ SYMBOLS:
Class A  DFIAX
Class B  N/A
Class C  N/A
--------------------------------------------------------------------------------

PERFORMANCE OF A $10,000 INVESTMENT
December 31, 1997 (Portfolio's inception) through September 30, 2005

                          DELAWARE CONSERVATIVE           LEHMAN BROTHERS
                           PORTFOLIO- CLASS A               AGGREGATE
Period End                      SHARES                      BOND INDEX
12/31/97                        $ 9,425                      $10,000
9/30/98                         $ 9,311                      $10,832
9/30/99                         $ 9,949                      $10,792
9/30/00                         $10,711                      $11,546
9/30/01                         $ 9,811                      $13,042
9/30/02                         $ 9,435                      $14,163
9/30/03                         $10,843                      $14,929
9/30/04                         $11,686                      $15,479
9/30/05                         $12,700                      $15,912

Chart assumes $10,000 invested on December 31, 1997 and includes the effect of a 5.75% front-end sales charge and the reinvestment of all distributions. Performance of other Fund classes will vary due to differing charges and expenses. Returns plotted were as of the last day of each month shown. The Lehman Brothers Aggregate Bond Index is an unmanaged composite that tracks the broad U.S. investment-grade bond markets. An index is unmanaged and does not reflect the costs of operating a mutual fund, such as the costs of buying, selling, and holding securities. You cannot invest directly in an index. Past performance is not a guarantee of future results.

An expense limitation was in effect for all classes of Delaware Conservative Allocation Portfolio during the periods shown. Performance would have been lower had the expense limitation not been in effect.

The performance graph does not reflect the deduction of taxes the shareholder would pay on Portfolio distributions or redemptions of Portfolio shares.

DISCLOSURE                     For the Period April 1, 2005 to September 30,2005
  OF FUND EXPENSES

As a shareholder of a Fund, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period April 1, 2005 to September 30, 2005.

ACTUAL EXPENSES
The first section of the tables shown, "Actual Fund Return," provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the tables shown, "Hypothetical 5% Return," provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund's actual expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions. In each case, "Expenses Paid During Period" are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

DELAWARE AGGRESSIVE ALLOCATION PORTFOLIO
EXPENSE ANALYSIS OF AN INVESTMENT OF $1,000

                                                                 Expenses
                      Beginning       Ending                   Paid During
                       Account        Account     Annualized      Period
                        Value          Value        Expense      4/1/05 to
                        4/1/05        9/30/05        Ratio        9/30/05
---------------------------------------------------------------------------
ACTUAL FUND RETURN
A Class                $1,000.00     $1,065.50       0.86%         $4.45
B Class                 1,000.00      1,061.80       1.61%          8.32
C Class                 1,000.00      1,061.80       1.61%          8.32
R Class                 1,000.00      1,064.60       1.19%          6.16
Institutional Class     1,000.00      1,067.70       0.61%          3.16
---------------------------------------------------------------------------
HYPOTHETICAL 5% RETURN (5% return before expenses)
A Class                $1,000.00     $1,020.76       0.86%         $4.36
B Class                 1,000.00      1,017.00       1.61%          8.14
C Class                 1,000.00      1,017.00       1.61%          8.14
R Class                 1,000.00      1,019.10       1.19%          6.02
Institutional Class     1,000.00      1,022.01       0.61%          3.09
---------------------------------------------------------------------------

DELAWARE MODERATE ALLOCATION PORTFOLIO
EXPENSE ANALYSIS OF AN INVESTMENT OF $1,000

                                                                 Expenses
                      Beginning       Ending                   Paid During
                       Account        Account     Annualized      Period
                        Value          Value        Expense      4/1/05 to
                        4/1/05        9/30/05        Ratio        9/30/05
---------------------------------------------------------------------------
ACTUAL FUND RETURN
A Class                $1,000.00     $1,050.50       0.86%         $4.42
B Class                 1,000.00      1,046.20       1.61%          8.26
C Class                 1,000.00      1,047.20       1.61%          8.26
R Class                 1,000.00      1,048.40       1.19%          6.11
Institutional Class     1,000.00      1,051.50       0.61%          3.14
---------------------------------------------------------------------------
HYPOTHETICAL 5% RETURN (5% return before expenses)
A Class                $1,000.00     $1,020.76       0.86%         $4.36
B Class                 1,000.00      1,017.00       1.61%          8.14
C Class                 1,000.00      1,017.00       1.61%          8.14
R Class                 1,000.00      1,019.10       1.19%          6.02
Institutional Class     1,000.00      1,022.01       0.61%          3.09
---------------------------------------------------------------------------

DELAWARE CONSERVATIVE ALLOCATION PORTFOLIO
EXPENSE ANALYSIS OF AN INVESTMENT OF $1,000

                                                                 Expenses
                      Beginning       Ending                   Paid During
                       Account        Account     Annualized      Period
                        Value          Value        Expense      4/1/05 to
                        4/1/05        9/30/05        Ratio        9/30/05
---------------------------------------------------------------------------
ACTUAL FUND RETURN
A Class                $1,000.00     $1,039.30       0.84%         $4.29
B Class                 1,000.00      1,034.50       1.59%          8.11
C Class                 1,000.00      1,034.60       1.59%          8.11
R Class                 1,000.00      1,038.20       1.17%          5.98
Institutional Class     1,000.00      1,040.40       0.59%          3.02

---------------------------------------------------------------------------
HYPOTHETICAL 5% RETURN (5% return before expenses)
A Class                $1,000.00     $1,020.86       0.84%         $4.26
B Class                 1,000.00      1,017.10       1.59%          8.04
C Class                 1,000.00      1,017.10       1.59%          8.04
R Class                 1,000.00      1,019.20       1.17%          5.92
Institutional Class     1,000.00      1,022.11       0.59%          2.99
---------------------------------------------------------------------------

SECTOR ALLOCATION                                       As of September 30, 2005
  FOUNDATION FUNDS

Sector designations may be different than the sector designations presented in other Fund materials.

DELAWARE AGGRESSIVE ALLOCATION PORTFOLIO
-----------------------------------------------------------
                                                 PERCENTAGE
SECTOR                                        OF NET ASSETS
-----------------------------------------------------------
AFFILIATED INVESTMENT COMPANIES                      97.21%
-----------------------------------------------------------
Domestic Equity Funds                                63.87%

International Equity Funds                           19.69%

Fixed Income Funds                                   13.65%
-----------------------------------------------------------
REPURCHASE AGREEMENTS                                 6.94%
-----------------------------------------------------------
TOTAL MARKET VALUE OF SECURITIES                    104.15%
-----------------------------------------------------------
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS     (4.15%)
-----------------------------------------------------------
TOTAL NET ASSETS                                    100.00%
-----------------------------------------------------------

DELAWARE MODERATE ALLOCATION PORTFOLIO
-----------------------------------------------------------
                                                 PERCENTAGE
SECTOR                                        OF NET ASSETS
-----------------------------------------------------------
AFFILIATED INVESTMENT COMPANIES                      95.13%
-----------------------------------------------------------
Domestic Equity Funds                                55.67%

International Equity Funds                           10.26%

Fixed Income Funds                                   29.20%
-----------------------------------------------------------
REPURCHASE AGREEMENTS                                 4.95%
-----------------------------------------------------------
TOTAL MARKET VALUE OF SECURITIES                    100.08%
-----------------------------------------------------------
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS     (0.08%)
-----------------------------------------------------------
TOTAL NET ASSETS                                    100.00%
-----------------------------------------------------------

DELAWARE CONSERVATIVE ALLOCATION PORTFOLIO
-----------------------------------------------------------
                                                 PERCENTAGE
SECTOR                                        OF NET ASSETS
-----------------------------------------------------------
AFFILIATED INVESTMENT COMPANIES                      95.64%
-----------------------------------------------------------
Domestic Equity Funds                                38.99%

International Equity Funds                            5.56%

Fixed Income Funds                                   51.09%
-----------------------------------------------------------
REPURCHASE AGREEMENTS                                 4.47%
-----------------------------------------------------------
TOTAL MARKET VALUE OF SECURITIES                    100.11%
-----------------------------------------------------------
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS     (0.11%)
-----------------------------------------------------------
TOTAL NET ASSETS                                    100.00%
-----------------------------------------------------------

STATEMENTS                              DELAWARE AGGRESSIVE ALLOCATION PORTFOLIO
  OF NET ASSETS                         September 30, 2005

                                                         Number of     Market
                                                          Shares       Value
AFFILIATED INVESTMENT COMPANIES - 97.21%
Equity Funds - 83.56%*
  Delaware Group Equity Funds II -
    Delaware Value Fund                                  1,022,000   $11,681,455
  Delaware Group Equity Funds IV -
    Delaware Large Cap Growth Fund                       1,594,882    10,908,996
  Delaware Group Equity Funds V -
    Delaware Small Cap Core Fund                            39,164       445,692
    Delaware Small Cap Value Fund                              330        12,990
  Delaware Group Global &
    International Funds -
    Delaware Emerging Markets Fund                          89,749     1,647,799
    Delaware International Value Equity Fund               351,693     6,499,291
 +Voyageur Mutual Funds III -
    Delaware Select Growth Fund                            131,768     3,383,806
                                                                     -----------
                                                                      34,580,029
                                                                     -----------
Fixed Income Funds - 13.65%*
  Delaware Group Government Funds -
    Delaware American Government
    Bond Fund                                              393,704     3,000,024
  Delaware Group Income Funds -
    Delaware Corporate Bond Fund                           284,872     1,623,768
    Delaware High-Yield Opportunities Fund                 185,033       797,490
  Delaware Group Limited-Term
    Government Funds -
    Delaware Limited-Term Government Fund                   27,473       228,849
                                                                     -----------
                                                                       5,650,131
                                                                     -----------
TOTAL AFFILIATED INVESTMENT COMPANIES
  (cost $32,748,044)                                                  40,230,160
                                                                     -----------

                                                         Principal
                                                           Amount
REPURCHASE AGREEMENTS - 6.94%
  With BNP Paribas 3.25% 10/03/05
    (dated 9/30/05, to be repurchased
    at $1,185,321, collateralized by
    $158,000 U.S. Treasury Bills
    due 2/16/06, market value
    $156,289, $48,000 U.S. Treasury
    Notes 1.50% due 3/31/06, market
    value $47,074, $397,000 U.S. Treasury
    Notes 1.875% due 1/31/06, market
    value $395,700, $345,000 U.S. Treasury
    Notes 2.375% due 8/15/06, market
    value $341,474, $153,000 U.S. Treasury
    Notes 2.50% due 5/31/06, market
    value $152,839, $71,000 U.S. Treasury
    Notes 2.75% due 7/31/06, market
    value $71,022, $10,000 U.S. Treasury
    Notes 2.875% due 11/30/06, market
    value $9,619, $34,000 U.S. Treasury
    Notes 4.625% due 5/15/06, market
    value $34,859)                                      $1,185,000     1,185,000
  With UBS Warburg 3.25% 10/03/05
    (dated 9/30/05, to be repurchased
    at $1,686,457, collateralized by
    $1,748,000 U.S. Treasury Bills
    due 3/2/06, market value $1,720,546)                 1,686,000     1,686,000
                                                                      ----------
TOTAL REPURCHASE AGREEMENTS
  (cost $2,871,000)                                                    2,871,000
                                                                      ----------

TOTAL MARKET VALUE OF SECURITIES - 104.15%
  (cost $35,619,044)                                                $43,101,160
LIABILITIES NET OF RECEIVABLES AND
  OTHER ASSETS - (4.15%)                                             (1,717,908)
                                                                    -----------
NET ASSETS APPLICABLE TO 4,117,634 SHARES
  OUTSTANDING - 100.00%                                             $41,383,252
                                                                    ===========

Net Asset Value -- Delaware Aggressive Allocation
  Portfolio Class A ($28,326,264 / 2,809,497 Shares)                     $10.08
                                                                         ------
Net Asset Value - Delaware Aggressive Allocation
  Portfolio Class B ($6,666,992 / 669,224 Shares)                         $9.96
                                                                         ------
Net Asset Value - Delaware Aggressive Allocation
  Portfolio Class C ($4,147,469 / 415,974 Shares)                         $9.97
                                                                         ------
Net Asset Value - Delaware Aggressive Allocation
  Portfolio Class R ($1,692,851 / 168,521 Shares)                        $10.05
                                                                         ------
Net Asset Value - Delaware Aggressive Allocation
  Portfolio Institutional Class ($549,676 / 54,418 Shares)               $10.10
                                                                         ------

COMPONENTS OF NET ASSETS AT SEPTEMBER 30, 2005:
Shares of beneficial interest
  (unlimited authorization - no par)                                $34,305,561
Accumulated net realized loss on investments                           (404,425)
Net unrealized appreciation of investments                            7,482,116
                                                                    -----------
Total net assets                                                    $41,383,252
                                                                    ===========

+Non-income producing security for the year ended September 30, 2005. *Institutional Class Shares.

NET ASSET VALUE AND OFFERING PRICE PER SHARE -
  DELAWARE AGGRESSIVE ALLOCATION PORTFOLIO
Net asset value Class A (A)                                              $10.08
Sales charge (5.75% of offering price) (B)                                 0.61
                                                                         ------
Offering price                                                           $10.69
                                                                         ======

(A) Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.

(B) See the current prospectus for purchases of $50,000 or more.

See accompanying notes

STATEMENTS                                DELAWARE MODERATE ALLOCATION PORTFOLIO
  OF NET ASSETS (CONTINUED)               September 30, 2005

                                                         Number of     Market
                                                           Shares      Value
AFFILIATED INVESTMENT COMPANIES - 95.13%
Equity Funds - 65.93%*
  Delaware Group Equity Funds II -
    Delaware Value Fund                                    911,855   $10,422,506
  Delaware Group Equity Funds IV -
    Delaware Large Cap Growth Fund                       1,122,537     7,678,153
  Delaware Group Equity Funds V -
    Delaware Small Cap Core Fund                            30,461       346,649
    Delaware Small Cap Value Fund                              170         6,713
  Delaware Group Global & International Funds -
    Delaware Emerging Markets Fund                          43,471       798,135
    Delaware International Value Equity Fund               157,930     2,918,537
 +Voyageur Mutual Funds III -
    Delaware Select Growth Fund                             67,212     1,726,011
                                                                     -----------
                                                                      23,896,704
                                                                     -----------
Fixed Income Funds - 29.20%*
  Delaware Group Government Funds -
    Delaware American Government
    Bond Fund                                              757,032     5,768,582
  Delaware Group Income Funds -
    Delaware Corporate Bond Fund                           434,113     2,474,442
    Delaware High-Yield Opportunities Fund                 104,509       450,432
  Delaware Group Limited-Term
    Government Funds -
    Delaware Limited-Term Government Fund                  227,142     1,892,095
                                                                     -----------
                                                                      10,585,551
                                                                     -----------
TOTAL AFFILIATED INVESTMENT COMPANIES
  (cost $29,076,174)                                                  34,482,255
                                                                     -----------
                                                          Principal
                                                            Amount
REPURCHASE AGREEMENTS - 4.95%
  With BNP Paribas 3.25% 10/03/05
    (dated 9/30/05, to be repurchased
    at $741,201, collateralized by $99,000
    U.S. Treasury Bills due 2/16/06, market
    value $97,715, $30,000 U.S. Treasury
    Notes 1.50% due 3/31/06, market
    value $29,432, $248,000 U.S. Treasury
    Notes 1.875% due 1/31/06, market value
    $247,399, $216,000 U.S. Treasury Notes
    2.375% due 8/15/06, market value
    $213,496, $96,000 U.S. Treasury Notes
    2.50% due 5/31/06, market value
    $95,558, $45,000 U.S. Treasury Notes
    2.75% due 7/31/06, market value
    $44,404, $6,000 U.S. Treasury Notes
    2.875% due 11/30/06, market value
    $6,014, $21,000 U.S. Treasury Notes
    4.625% due 5/15/06, market value
    $21,795)                                              $741,000       741,000
  With UBS Warburg 3.25% 10/03/05
    (dated 9/30/05, to be repurchased
    at $1,054,285, collateralized by
    $1,093,000 U.S. Treasury Bills
    due 3/2/06, market value $1,075,716)                 1,054,000     1,054,000
                                                                      ----------
TOTAL REPURCHASE AGREEMENTS
  (cost $1,795,000)                                                    1,795,000
                                                                      ----------

TOTAL MARKET VALUE OF SECURITIES - 100.08%
  (cost $30,871,174)                                                $36,277,255
LIABILITIES NET OF RECEIVABLES AND
  OTHER ASSETS - (0.08%)                                                (29,594)
                                                                    -----------
NET ASSETS APPLICABLE TO 3,706,951 SHARES
  OUTSTANDING - 100.00%                                             $36,247,661
                                                                    ===========

Net Asset Value - Delaware Moderate Allocation
  Portfolio Class A ($28,659,924 / 2,929,233 Shares)                      $9.78
                                                                          -----
Net Asset Value - Delaware Moderate Allocation
  Portfolio Class B ($3,141,496 / 322,465 Shares)                         $9.74
                                                                          -----
Net Asset Value - Delaware Moderate Allocation
  Portfolio Class C ($2,693,961 / 275,875 Shares)                         $9.77
                                                                          -----
Net Asset Value - Delaware Moderate Allocation
  Portfolio Class R ($1,109,631 / 113,818 Shares)                         $9.75
                                                                          -----
Net Asset Value - Delaware Moderate Allocation
  Portfolio Institutional Class ($642,649 / 65,560 Shares)                $9.80
                                                                          -----

COMPONENTS OF NET ASSETS AT SEPTEMBER 30, 2005:
Shares of beneficial interest
  (unlimited authorization - no par)                                $32,344,128
Undistributed net investment income                                      80,452
Accumulated net realized loss on investments                         (1,583,000)
Net unrealized appreciation of investments                            5,406,081
                                                                    -----------
Total net assets                                                    $36,247,661
                                                                    ===========

+Non-income producing security for the year ended September 30, 2005. *Institutional Class Shares.

NET ASSET VALUE AND OFFERING PRICE PER SHARE -
  DELAWARE MODERATE ALLOCATION PORTFOLIO
Net asset value Class A (A)                                              $ 9.78
Sales charge (5.75% of offering price) (B)                                 0.60
                                                                         ------
Offering price                                                           $10.38
                                                                         ======

(A) Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.

(B) See the current prospectus for purchases of $50,000 or more.

See accompanying notes

STATEMENTS                            DELAWARE CONSERVATIVE ALLOCATION PORTFOLIO
  OF NET ASSETS (CONTINUED)           September 30, 2005

                                                         Number of     Market
                                                          Shares       Value
AFFILIATED INVESTMENT COMPANIES - 95.64%
Equity Funds - 44.55%*
  Delaware Group Equity Funds II -
    Delaware Value Fund                                    630,629   $ 7,208,086
  Delaware Group Equity Funds IV -
    Delaware Large Cap Growth Fund                         604,485     4,134,675
  Delaware Group Equity Funds V -
    Delaware Small Cap Value Fund                                2            68
  Delaware Group Global & International Funds -
    Delaware Emerging Markets Fund                          22,680       416,399
    Delaware International Value Equity Fund                72,945     1,348,018
  Delaware Pooled Trust - Delaware REIT Fund 19                433
 +Voyageur Mutual Funds III -
    Delaware Select Growth Fund                             39,864     1,023,710
                                                                     -----------
                                                                      14,131,389
                                                                     -----------
Fixed Income Funds - 51.09%*
  Delaware Group Government Funds -
    Delaware American Government
    Bond Fund                                            1,150,787     8,768,994
  Delaware Group Income Funds -
    Delaware Corporate Bond Fund                           533,735     3,042,291
    Delaware High-Yield Opportunities Fund                 751,326     3,238,215
  Delaware Group Limited-Term
    Government Funds -
    Delaware Limited-Term Government Fund                  138,891     1,156,961
                                                                     -----------
                                                                      16,206,461
                                                                     -----------
TOTAL AFFILIATED INVESTMENT COMPANIES
  (cost $27,689,238)                                                  30,337,850
                                                                     -----------
                                                           Principal
                                                            Amount
REPURCHASE AGREEMENTS - 4.47%
  With BNP Paribas 3.25% 10/03/05
   (dated 9/30/05, to be repurchased
    at $584,858, collateralized by
    $78,200 U.S. Treasury Bills
    due 2/16/06, market value
    $77,137, $23,500 U.S. Treasury
    Notes 1.50% due 3/31/06, market
    value $23,234, $195,800 U.S. Treasury
    Notes 1.875% due 1/31/06, market
    value $195,300, $170,400 U.S. Treasury
    Notes 2.375% due 8/15/06, market
    value $168,537, $75,500 U.S. Treasury
    Notes 2.50% due 5/31/06, market
    value $75,435, $35,200 U.S. Treasury
    Notes 2.75% due 7/31/06, market
    value $35,053, $4,800 U.S. Treasury
    Notes 2.875% due 11/30/06, market
    value $4,748, $16,800 U.S. Treasury
    Notes 4.625% due 5/15/06, market
    value $17,205)                                        $584,700       584,700
  With UBS Warburg 3.25% 10/03/05
    (dated 9/30/05, to be repurchased
    at $832,526, collateralized by $862,700
    U.S. Treasury Bills due 3/2/06, market
    value $849,186)                                        832,300       832,300
                                                                      ----------
TOTAL REPURCHASE AGREEMENTS
  (cost $1,417,000)                                                    1,417,000
                                                                      ----------

TOTAL MARKET VALUE OF SECURITIES - 100.11%
  (cost $29,106,238)                                                $31,754,850
LIABILITIES NET OF RECEIVABLES AND
  OTHER ASSETS - (0.11%)                                                (33,724)
                                                                    -----------
NET ASSETS APPLICABLE TO 3,526,193 SHARES
  OUTSTANDING - 100.00%                                             $31,721,126
                                                                    ===========

Net Asset Value - Delaware Conservative Allocation
  Portfolio Class A ($29,929,614 / 3,326,876 Shares)                      $9.00
                                                                          -----
Net Asset Value - Delaware Conservative Allocation
  Portfolio Class B ($758,142 / 84,230 Shares)                            $9.00
                                                                          -----
Net Asset Value - Delaware Conservative Allocation
  Portfolio Class C ($579,587 / 64,663 Shares)                            $8.96
                                                                          -----
Net Asset Value - Delaware Conservative Allocation
  Portfolio Class R ($200,140 / 22,299.7 Shares)                          $8.98
                                                                          -----
Net Asset Value - Delaware Conservative Allocation
  Portfolio Institutional Class ($253,643 / 28,124 Shares)                $9.02
                                                                          -----

COMPONENTS OF NET ASSETS AT SEPTEMBER 30, 2005:
Shares of beneficial interest
  (unlimited authorization - no par)                                $29,814,064
Undistributed net investment income                                     428,970
Accumulated net realized loss on investments                         (1,170,520)
Net unrealized appreciation of investments                            2,648,612
                                                                    -----------
Total net assets                                                    $31,721,126
                                                                    ===========

+Non-income producing security for the year ended September 30, 2005. *Institutional Class Shares.

NET ASSET VALUE AND OFFERING PRICE PER SHARE -
  DELAWARE CONSERVATIVE ALLOCATION PORTFOLIO
Net asset value Class A (A)                                               $9.00
Sales charge (5.75% of offering price) (B)                                 0.55
                                                                          -----
Offering price                                                            $9.55
                                                                          =====

(A) Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.

(B) See the current prospectus for purchases of $50,000 or more.

See accompanying notes

STATEMENTS                                             DELAWARE FOUNDATION FUNDS
  OF ASSETS AND LIABILITIES                            September 30, 2005

                                                                Delaware Aggressive      Delaware Moderate    Delaware Conservative
                                                               Allocation Portfolio    Allocation Portfolio   Allocation Portfolio
ASSETS:
 Investments in affiliated investment companies at market          $40,230,160              $34,482,255           $30,337,850
 Repurchase agreements                                               2,871,000                1,795,000             1,417,000
 Cash                                                                    1,064                    1,394                 1,538
 Subscriptions receivable                                               42,196                   73,118                 8,469
 Dividends receivable                                                    6,930                   12,085                20,521
 Interest receivable                                                       259                      162                   128
 Due from DMC                                                            8,680                    2,239                    --
                                                                   -----------              -----------           -----------
 Total assets                                                       43,160,289               36,366,253            31,785,506
                                                                   -----------              -----------           -----------

LIABILITIES:
 Liquidations payable                                                1,714,085                   65,255                14,597
 Management fees payable                                                   --                        --                 2,921
 Other accrued expenses                                                 62,952                   53,337                46,862
                                                                   -----------              -----------           -----------
 Total liabilities                                                   1,777,037                  118,592                64,380
                                                                   -----------              -----------           -----------

TOTAL NET ASSETS                                                   $41,383,252              $36,247,661           $31,721,126
                                                                   ===========              ===========           ===========

INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES AT COST             $32,748,044              $29,076,174           $27,689,238
                                                                   ===========              ===========           ===========

See accompanying notes

STATEMENTS                                         DELAWARE FOUNDATION FUNDS
  OF OPERATIONS                                    Year Ended September 30, 2005

                                                                Delaware Aggressive      Delaware Moderate    Delaware Conservative
                                                               Allocation Portfolio    Allocation Portfolio   Allocation Portfolio

INVESTMENT INCOME:
 Dividends from affiliated investment companies                     $  443,400              $   662,764           $   930,383
 Interest                                                               52,009                   28,511                46,715
                                                                    ----------              -----------           -----------
                                                                       495,409                  691,275               977,098
                                                                    ----------              -----------           -----------
EXPENSES:
 Management fees                                                        96,739                   86,425                77,097
 Distribution expenses -- Class A                                       82,302                   82,879                86,519
 Distribution expenses -- Class B                                       55,493                   28,706                 8,008
 Distribution expenses -- Class C                                       37,012                   22,767                 6,489
 Distribution expenses -- Class R                                        8,030                    6,191                 1,191
 Dividend disbursing and transfer agent fees and expenses              100,911                   82,877                77,467
 Registration fees                                                      47,267                   46,002                65,750
 Reports and statements to shareholders                                 26,851                   21,695                21,018
 Legal and professional fees                                            15,760                   15,221                14,372
 Accounting and administration expenses                                 13,593                   12,100                10,791
 Insurance fees                                                          2,900                    2,572                 2,287
 Custodian fees                                                          2,210                    2,109                 1,211
 Trustees' fees                                                          1,912                    1,680                 1,539
 Other                                                                   4,923                    4,369                 5,256
                                                                    ----------              -----------           -----------
                                                                       495,903                  415,593               378,995
 Less expenses absorbed or waived                                      (88,754)                 (75,770)             (100,211)
 Less waived distribution expenses -- Class A                          (13,717)                 (13,813)              (14,420)
 Less waived distribution expenses -- Class R                             (276)                    (187)                  (35)
 Less expense paid indirectly                                             (929)                    (384)                 (112)
                                                                    ----------              -----------           -----------
 Total operating expenses                                              392,227                  325,439               264,217
                                                                    ----------              -----------           -----------
NET INVESTMENT INCOME                                                  103,182                  365,836               712,881
                                                                    ----------              -----------           -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
 Realized gain distributions from affiliated investment
   companies                                                           666,501                  516,717               280,010
 Net realized gain (loss) from sale of investments in
   affiliated investment companies                                     803,249                  800,740               (99,452)
                                                                    ----------              -----------           -----------
 Net realized gain                                                   1,469,750                1,317,457               180,558
 Net change in unrealized appreciation/depreciation of
   investments in affiliated investment companies                    3,954,270                2,201,305             1,636,123
                                                                    ----------              -----------           -----------

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS                      5,424,020                3,518,762             1,816,681
                                                                    ----------              -----------           -----------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                $5,527,202              $ 3,884,598           $ 2,529,562
                                                                    ==========              ===========           ===========

See accompanying notes

STATEMENTS                                             DELAWARE FOUNDATION FUNDS
  OF CHANGES IN NET ASSETS

                                                                            Delaware Aggressive           Delaware Moderate
                                                                           Allocation Portfolio         Allocation Portfolio

                                                                                 Year Ended                   Year Ended
                                                                           9/30/05       9/30/04         9/30/05       9/30/04
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
 Net investment income                                                   $   103,182   $    83,263*    $   365,836   $   370,747*
 Net realized gain (loss) on investments                                   1,469,750    (1,230,285)*     1,317,457    (1,239,186)*
 Net change in unrealized appreciation/depreciation of investments         3,954,270     4,926,842       2,201,305     4,217,754
                                                                         -----------   -----------     -----------   -----------
 Net increase in net assets resulting from operations                      5,527,202     3,779,820       3,884,598     3,349,315
                                                                         -----------   -----------     -----------   -----------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Net investment income:
   Class A                                                                  (136,462)     (107,228)       (362,966)     (359,682)
   Class B                                                                        --            --         (16,031)       (8,670)
   Class C                                                                        --            --         (13,245)       (7,995)
   Class R                                                                    (2,048)       (1,321)         (9,862)       (3,852)
   Institutional Class                                                        (5,301)       (3,859)        (13,098)      (11,883)
                                                                         -----------   -----------     -----------   -----------
                                                                            (143,811)     (112,408)       (415,202)     (392,082)
                                                                         -----------   -----------     -----------   -----------
CAPITAL SHARE TRANSACTIONS:
 Proceeds from shares sold:
   Class A                                                                 7,580,395    10,966,913       7,380,188    12,117,268
   Class B                                                                 2,722,493     1,500,432       1,041,701     1,060,206
   Class C                                                                 1,227,239     1,067,294       1,065,845       798,629
   Class R                                                                   733,000     1,015,408         343,192     1,002,941
   Institutional Class                                                       167,584       104,750         102,343       131,430

 Net asset value of shares issued upon reinvestment of dividends and distributions:
   Class A                                                                   136,061       106,633         362,261       359,681
   Class B                                                                        --            --          15,139         8,235
   Class C                                                                        --            --          13,041         7,980
   Class R                                                                     2,047         1,321           9,862         3,850
   Institutional Class                                                         5,301         3,859          13,098        11,883
                                                                         -----------   -----------     -----------   -----------
                                                                          12,574,120    14,766,610      10,346,670    15,502,103
                                                                         -----------   -----------     -----------   -----------
 Cost of shares repurchased:
   Class A                                                                (7,743,985)  (12,440,964)     (8,189,814)  (18,449,997)
   Class B                                                                  (844,530)     (500,778)       (643,638)     (460,589)
   Class C                                                                  (763,699)     (736,386)       (574,469)     (710,874)
   Class R                                                                  (159,487)     (118,700)       (308,040)      (80,246)
   Institutional Class                                                      (342,397)     (103,294)       (317,924)     (274,380)
                                                                         -----------   -----------     -----------   -----------
                                                                          (9,854,098)  (13,900,122)    (10,033,885)  (19,976,086)
                                                                         -----------   -----------     -----------   -----------
 Increase (decrease) in net assets derived from capital share
   transactions                                                            2,720,022       866,488         312,785    (4,473,983)
                                                                         -----------   -----------     -----------   -----------
 NET INCREASE (DECREASE) IN NET ASSETS                                     8,103,413     4,533,900       3,782,181    (1,516,750)

NET ASSETS:
 Beginning of year                                                        33,279,839    28,745,939      32,465,480    33,982,230
                                                                         -----------   -----------     -----------   -----------
 End of year(1)                                                          $41,383,252   $33,279,839     $36,247,661   $32,465,480
                                                                         ===========   ===========     ===========   ===========

 (1)Undistributed net investment income                                  $        --   $        --*    $    80,452   $   104,069*
                                                                         ===========   ===========     ===========   ===========

*Short-term capital gain distributions received from the Underlying Funds have been reclassified from net investment income to realized gain on investments to conform with current year presentation.

See accompanying notes

STATEMENTS                                             DELAWARE FOUNDATION FUNDS
  OF CHANGES IN NET ASSETS (CONTINUED)

                                                                                                      Delaware Conservative
                                                                                                      Allocation Portfolio
                                                                                                           Year Ended
                                                                                                    9/30/05           9/30/04
 INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
   Net investment income                                                                          $   712,881       $   528,712*
   Net realized gain (loss) on investments                                                            180,558          (317,777)*
   Net change in unrealized appreciation/depreciation of investments                                1,636,123         1,798,524
                                                                                                  -----------       -----------
   Net increase in net assets resulting from operations                                             2,529,562         2,009,459
                                                                                                  -----------       -----------
 DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income:
    Class A                                                                                          (570,003)         (296,552)
    Class B                                                                                           (10,305)           (5,498)
    Class C                                                                                            (8,627)           (2,764)
    Class R                                                                                            (3,158)             (207)
    Institutional Class                                                                                (9,557)           (4,106)
                                                                                                  -----------       -----------
                                                                                                     (601,650)         (309,127)
                                                                                                  -----------       -----------
 CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares sold:
    Class A                                                                                         4,974,927         5,934,654
    Class B                                                                                           215,888           255,594
    Class C                                                                                           175,448           378,575
    Class R                                                                                            41,339           203,447
    Institutional Class                                                                                74,663            76,527

   Net asset value of shares issued upon reinvestment of dividends and distributions:
    Class A                                                                                           567,795           295,258
    Class B                                                                                             9,566             5,403
    Class C                                                                                             8,521             2,703
    Class R                                                                                             3,157               207
    Institutional Class                                                                                 9,556             4,106
                                                                                                  -----------       -----------
                                                                                                    6,080,860         7,156,474
                                                                                                  -----------       -----------
   Cost of shares repurchased:
    Class A                                                                                        (4,691,463)       (4,805,957)
    Class B                                                                                          (226,856)         (294,240)
    Class C                                                                                          (285,994)         (103,149)
    Class R                                                                                           (41,975)          (27,739)
    Institutional Class                                                                              (235,664)          (15,607)
                                                                                                  -----------       -----------
                                                                                                   (5,481,952)       (5,246,692)
                                                                                                  -----------       -----------
  Increase in net assets derived from capital share transactions                                      598,908         1,909,782
                                                                                                  -----------       -----------
  NET INCREASE IN NET ASSETS                                                                        2,526,820         3,610,114

 NET ASSETS:
   Beginning of year                                                                               29,194,306        25,584,192
                                                                                                  -----------       -----------
   End of year(1)                                                                                 $31,721,126       $29,194,306
                                                                                                  ===========       ===========

  (1)Undistributed net investment income                                                          $   428,970       $   298,585*
                                                                                                  ===========       ===========

 *Short-term capital gain distributions received from the Underlying Funds have been reclassified from net investment income to realized gain on investments to conform with current year presentation.

 See accompanying notes

FINANCIAL
  HIGHLIGHTS

Selected data for each share of the Portfolio outstanding throughout each period were as follows:

                                                                             Delaware Aggressive Allocation Portfolio Class A
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                Year Ended
                                                                           9/30/05    9/30/04     9/30/03     9/30/02     9/30/01
NET ASSET VALUE, BEGINNING OF PERIOD                                       $ 8.740     $7.750      $6.380      $7.310      $9.970

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(1)                                                     0.043      0.032*      0.009*      0.029*      0.053*
Net realized and unrealized gain (loss) on investments                       1.346      0.991*      1.413*     (0.920)*    (2.110)*
                                                                           -------     ------      ------      ------      ------
Total from investment operations                                             1.389      1.023       1.422      (0.891)     (2.057)
                                                                           -------     ------      ------      ------      ------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income                                                       (0.049)    (0.033)     (0.052)     (0.039)     (0.346)
Net realized gain on investments                                                --         --          --          --      (0.126)
In excess of net realized gain on investments                                   --         --          --          --      (0.131)
                                                                           -------     ------      ------      ------      ------
Total dividends and distributions                                           (0.049)    (0.033)     (0.052)     (0.039)     (0.603)
                                                                           -------     ------      ------      ------      ------

NET ASSET VALUE, END OF PERIOD                                             $10.080     $8.740      $7.750      $6.380      $7.310
                                                                           =======     ======      ======      ======      ======

TOTAL RETURN(2)                                                             15.93%     13.21%      22.40%     (12.30%)    (21.59%)

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                                    $28,326    $24,491     $22,965     $13,488     $10,688
Ratio of expenses to average net assets                                      0.83%      0.80%       0.80%       0.80%       0.76%
Ratio of expenses to average net assets prior to expense limitation and
 expense paid indirectly                                                     1.11%      1.67%       2.15%       2.11%       1.88%
Ratio of net investment income to average net assets                         0.45%      0.38%*      0.13%*      0.38%*      0.66%*
Ratio of net investment income (loss) to average net assets prior to
 expense limitation and expense paid indirectly                              0.17%     (0.49%)*    (1.22%)*    (0.93%)*    (0.46%)*
Portfolio turnover                                                             15%        12%          5%         40%         16%

(1) The average shares outstanding method has been applied for per share information.

(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager and distributor. Performance would have been lower had the expense limitation not been in effect.

 * Short-term capital gain distributions received from the Underlying Funds have been reclassified from net investment income to realized gain on investments to conform with current year presentation.

See accompanying notes

FINANCIAL
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Portfolio outstanding throughout each period were as follows:

                                                                             Delaware Aggressive Allocation Portfolio Class B
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                Year Ended
                                                                           9/30/05    9/30/04     9/30/03     9/30/02     9/30/01
NET ASSET VALUE, BEGINNING OF PERIOD                                        $8.660     $7.710      $6.340      $7.280      $9.930

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(1)                                                      (0.027)    (0.032)*    (0.044)*    (0.028)*    (0.011)*
Net realized and unrealized gain (loss) on investments                       1.327      0.982*      1.414*     (0.912)*    (2.109)*
                                                                            ------     ------      ------      ------      ------
Total from investment operations                                             1.300      0.950       1.370      (0.940)     (2.120)
                                                                            ------     ------      ------      ------      ------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income                                                           --         --          --          --      (0.273)
Net realized gain on investments                                                --         --          --          --      (0.126)
In excess of net realized gain on investments                                   --         --          --          --      (0.131)
                                                                            ------     ------      ------      ------      ------
Total dividends and distributions                                               --         --          --          --      (0.530)
                                                                            ------     ------      ------      ------      ------

NET ASSET VALUE, END OF PERIOD                                              $9.960     $8.660      $7.710      $6.340      $7.280
                                                                            ======     ======      ======      ======      ======

TOTAL RETURN(2)                                                             15.01%     12.32%      21.61%     (12.91%)    (22.23%)

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                                     $6,667     $4,052      $2,694      $1,721      $1,754
Ratio of expenses to average net assets                                      1.58%      1.55%       1.55%       1.55%       1.51%
Ratio of expenses to average net assets prior to expense limitation and
 expense paid indirectly                                                     1.81%      2.37%       2.86%       2.86%       2.63%
Ratio of net investment loss to average net assets                          (0.30%)    (0.37%)*    (0.62%)*    (0.37%)*    (0.09%)*
Ratio of net investment loss to average net assets prior to
 expense limitation and expense paid indirectly                             (0.53%)    (1.19%)*    (1.93%)*    (1.68%)*    (1.21%)*
Portfolio turnover                                                             15%        12%          5%         40%         16%

(1) The average shares outstanding method has been applied for per share information.

(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

 * Short-term capital gain distributions received from the Underlying Funds have been reclassified from net investment income to realized gain on investments to conform with current year presentation.

See accompanying notes

FINANCIAL
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Portfolio outstanding throughout each period were as follows:

                                                                             Delaware Aggressive Allocation Portfolio Class C
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                Year Ended
                                                                           9/30/05    9/30/04     9/30/03     9/30/02     9/30/01
NET ASSET VALUE, BEGINNING OF PERIOD                                        $8.660     $7.710      $6.350      $7.290      $9.940

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(1)                                                      (0.027)    (0.032)*    (0.045)*    (0.028)*    (0.011)*
Net realized and unrealized gain (loss) on investments                       1.337      0.982*      1.405*     (0.912)*    (2.109)*
                                                                            ------     ------      ------      ------      ------
Total from investment operations                                             1.310      0.950       1.360      (0.940)     (2.120)
                                                                            ------     ------      ------      ------      ------
LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income                                                           --         --          --          --      (0.273)
Net realized gain on investments                                                --         --          --          --      (0.126)
In excess of net realized gain on investments                                   --         --          --          --      (0.131)
                                                                            ------     ------      ------      ------      ------
Total dividends and distributions                                               --         --          --          --      (0.530)
                                                                            ------     ------      ------      ------      ------

NET ASSET VALUE, END OF PERIOD                                              $9.970     $8.660      $7.710      $6.350      $7.290
                                                                            ======     ======      ======      ======      ======

TOTAL RETURN(2)                                                             15.12%     12.32%      21.42%     (12.89%)    (22.20%)

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                                     $4,147     $3,169      $2,525        $965        $964
Ratio of expenses to average net assets                                      1.58%      1.55%       1.55%       1.55%       1.51%
Ratio of expenses to average net assets prior to expense limitation and
 expense paid indirectly                                                     1.81%      2.37%       2.86%       2.86%       2.63%
Ratio of net investment loss to average net assets                          (0.30%)    (0.37%)*    (0.62%)*    (0.37%)*    (0.09%)*
Ratio of net investment loss to average net assets prior to
 expense limitation and expense paid indirectly                             (0.53%)    (1.19%)*    (1.93%)*    (1.68%)*    (1.21%)*
Portfolio turnover                                                             15%        12%          5%         40%         16%

(1) The average shares outstanding method has been applied for per share information.

(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

 * Short-term capital gain distributions received from the Underlying Funds have been reclassified from net investment income to realized gain on investments to conform with current year presentation.

See accompanying notes

FINANCIAL
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Portfolio outstanding throughout each period were as follows:

                                                                  Delaware Aggressive Allocation Portfolio Class R
------------------------------------------------------------------------------------------------------------------
                                                                                      Year Ended  6/2/03(1) to
                                                                           9/30/05      9/30/04     9/30/03
NET ASSET VALUE, BEGINNING OF PERIOD                                        $ 8.710      $7.750      $7.460

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(2)                                               0.012       0.002*     (0.021)*
Net realized and unrealized gain on investments                               1.346       0.990*      0.311*
                                                                            -------      ------      ------
Total from investment operations                                              1.358       0.992       0.290
                                                                            -------      ------      ------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income                                                        (0.018)     (0.032)         --
                                                                            -------      ------      ------
Total dividends and distributions                                            (0.018)     (0.032)         --
                                                                            -------      ------      ------

NET ASSET VALUE, END OF PERIOD                                              $10.050      $8.710      $7.750
                                                                            =======      ======      ======

TOTAL RETURN(3)                                                              15.60%      12.81%       3.89%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                                      $1,693        $933          $4
Ratio of expenses to average net assets                                       1.16%       1.15%       1.15%
Ratio of expenses to average net assets prior to expense limitation and
 expense paid indirectly                                                      1.41%       1.97%       2.88%
Ratio of net investment income (loss) to average net assets                   0.12%       0.03%*     (0.86%)*
Ratio of net investment loss to average net assets prior to
 expense limitation and expense paid indirectly                              (0.13%)     (0.79%)*    (2.59%)*
Portfolio turnover                                                              15%         12%          5%

(1) Date of commencement of operations; ratios have been annualized and total return has not been annualized.

(2) The average shares outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager and distributor, as applicable. Performance would have been lower had the expense limitation not been in effect.

 * Short-term capital gain distributions received from the Underlying Funds have been reclassified from net investment income to realized gain on investments to conform with current year presentation.

See accompanying notes

FINANCIAL
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Portfolio outstanding throughout each period were as follows:

                                                                        Delaware Aggressive Allocation Portfolio Institutional Class
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                Year Ended
                                                                           9/30/05    9/30/04     9/30/03     9/30/02     9/30/01
NET ASSET VALUE, BEGINNING OF PERIOD                                       $ 8.760     $7.760      $6.390      $7.320      $9.980

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(1)                                                     0.067      0.053*      0.027*      0.048*      0.075*
Net realized and unrealized gain (loss) on investments                       1.344      0.999*      1.413*     (0.918)*    (2.108)*
                                                                           -------     ------      ------      ------      ------
Total from investment operations                                             1.411      1.052       1.440      (0.870)     (2.033)
                                                                           -------     ------      ------      ------      ------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income                                                       (0.071)    (0.052)     (0.070)     (0.060)     (0.370)
Net realized gain on investments                                                --         --          --          --      (0.126)
In excess of net realized gain on investments                                   --         --          --          --      (0.131)
                                                                           -------     ------      ------      ------      ------
Total dividends and distributions                                           (0.071)    (0.052)     (0.070)     (0.060)     (0.627)
                                                                           -------     ------      ------      ------      ------

NET ASSET VALUE, END OF PERIOD                                             $10.100     $8.760      $7.760      $6.390      $7.320
                                                                           =======     ======      ======      ======      ======

TOTAL RETURN(2)                                                             16.16%     13.58%      22.69%     (12.05%)    (21.36%)

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                                       $550       $635        $557        $383        $430
Ratio of expenses to average net assets                                      0.58%      0.55%       0.55%       0.55%       0.51%
Ratio of expenses to average net assets prior to expense limitation and
 expense paid indirectly                                                     0.81%      1.37%       1.86%       1.86%       1.63%
Ratio of net investment income to average net assets                         0.70%      0.63%*      0.38%*      0.63%*      0.91%*
Ratio of net investment income (loss) to average net assets prior to
 expense limitation and expense paid indirectly                              0.47%     (0.19%)*    (0.93%)*    (0.68%)*    (0.21%)*
Portfolio turnover                                                             15%        12%          5%         40%         16%

(1) The average shares outstanding method has been applied for per share information.

(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

 * Short-term capital gain distributions received from the Underlying Funds have been reclassified from net investment income to realized gain on investments to conform with current year presentation.

See accompanying notes

FINANCIAL
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Portfolio outstanding throughout each period were as follows:

                                                                             Delaware Moderate Allocation Portfolio Class A
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                Year Ended
                                                                           9/30/05    9/30/04     9/30/03     9/30/02     9/30/01
NET ASSET VALUE, BEGINNING OF PERIOD                                        $8.830     $8.100      $6.900      $7.580      $9.260

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(1)                                                     0.110      0.094*      0.088*      0.119*      0.164*
Net realized and unrealized gain (loss) on investments                       0.963      0.733*      1.249*     (0.645)*    (1.568)*
                                                                            ------     ------      ------      ------      ------
Total from investment operations                                             1.073      0.827       1.337      (0.526)     (1.404)
                                                                            ------     ------      ------      ------      ------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income                                                       (0.123)    (0.097)     (0.137)     (0.147)     (0.276)
Net realized gain on investments                                                --         --          --      (0.007)         --
                                                                            ------     ------      ------      ------      ------
Total dividends and distributions                                           (0.123)    (0.097)     (0.137)     (0.154)     (0.276)
                                                                            ------     ------      ------      ------      ------

NET ASSET VALUE, END OF PERIOD                                              $9.780     $8.830      $8.100      $6.900      $7.580
                                                                            ======     ======      ======      ======      ======

TOTAL RETURN(2)                                                             12.22%     10.24%      19.63%      (7.23%)    (15.51%)

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                                    $28,660    $26,321     $29,746     $20,902     $20,676
Ratio of expenses to average net assets                                      0.83%      0.80%       0.80%       0.80%       0.80%
Ratio of expenses to average net assets prior to expense limitation and
 expense paid indirectly                                                     1.09%      1.62%       2.03%       1.79%       1.64%
Ratio of net investment income to average net assets                         1.17%      1.08%*      1.17%*      1.53%*      1.94%*
Ratio of net investment income (loss) to average net assets prior to
 expense limitation and expense paid indirectly                              0.91%      0.26%*     (0.06%)*     0.54%*      1.10%*
Portfolio turnover                                                              7%        13%          9%         43%         31%

(1) The average shares outstanding method has been applied for per share information.

(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager and distributor. Performance would have been lower had the expense limitation not been in effect.

 * Short-term capital gain distributions received from the Underlying Funds have been reclassified from net investment income to realized gain on investments to conform with current year presentation.

See accompanying notes

FINANCIAL
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Portfolio outstanding throughout each period were as follows:

                                                                             Delaware Moderate Allocation Portfolio Class B
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                Year Ended
                                                                           9/30/05    9/30/04     9/30/03     9/30/02     9/30/01
NET ASSET VALUE, BEGINNING OF PERIOD                                        $8.800     $8.080      $6.880      $7.550      $9.260

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(1)                                                     0.040      0.029*      0.032*      0.061*      0.101*
Net realized and unrealized gain (loss) on investments                       0.956      0.729*      1.248*     (0.638)*    (1.572)*
                                                                            ------     ------      ------      ------      ------
Total from investment operations                                             0.996      0.758       1.280      (0.577)     (1.471)
                                                                            ------     ------      ------      ------      ------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income                                                       (0.056)    (0.038)     (0.080)     (0.086)     (0.239)
Net realized gain on investments                                                --         --          --      (0.007)         --
                                                                            ------     ------      ------      ------      ------
Total dividends and distributions                                           (0.056)    (0.038)     (0.080)     (0.093)     (0.239)
                                                                            ------     ------      ------      ------      ------

NET ASSET VALUE, END OF PERIOD                                              $9.740     $8.800      $8.080      $6.880      $7.550
                                                                            ======     ======      ======      ======      ======

TOTAL RETURN(2)                                                             11.34%      9.39%      18.75%      (7.82%)    (16.20%)

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                                     $3,141     $2,448      $1,682      $1,230      $1,234
Ratio of expenses to average net assets                                      1.58%      1.55%       1.55%       1.55%       1.55%
Ratio of expenses to average net assets prior to expense limitation and
 expense paid indirectly                                                     1.79%      2.32%       2.74%       2.54%       2.39%
Ratio of net investment income to average net assets                         0.42%      0.33%*      0.42%*      0.78%*      1.19%*
Ratio of net investment income (loss) to average net assets prior to
 expense limitation and expense paid indirectly                              0.21%     (0.44%)*    (0.77%)*    (0.21%)*     0.35%*
Portfolio turnover                                                              7%        13%          9%         43%         31%

(1) The average shares outstanding method has been applied for per share information.

(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

 * Short-term capital gain distributions received from the Underlying Funds have been reclassified from net investment income to realized gain on investments to conform with current year presentation.

See accompanying notes

FINANCIAL
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Portfolio outstanding throughout each period were as follows:

                                                                             Delaware Moderate Allocation Portfolio Class C
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                Year Ended
                                                                           9/30/05    9/30/04     9/30/03     9/30/02     9/30/01
NET ASSET VALUE, BEGINNING OF PERIOD                                        $8.820     $8.090      $6.890      $7.560      $9.280

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(1)                                                     0.040      0.029*      0.031*      0.061*      0.101*
Net realized and unrealized gain (loss) on investments                       0.966      0.739*      1.249*     (0.638)*    (1.582)*
                                                                            ------     ------      ------      ------      ------
Total from investment operations                                             1.006      0.768       1.280      (0.577)     (1.481)
                                                                            ------     ------      ------      ------      ------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income                                                       (0.056)    (0.038)     (0.080)     (0.086)     (0.239)
Net realized gain on investments                                                --         --          --      (0.007)         --
                                                                            ------     ------      ------      ------      ------
Total dividends and distributions                                           (0.056)    (0.038)     (0.080)     (0.093)     (0.239)
                                                                            ------     ------      ------      ------      ------

NET ASSET VALUE, END OF PERIOD                                              $9.770     $8.820      $8.090      $6.890      $7.560
                                                                            ======     ======      ======      ======      ======

TOTAL RETURN(2)                                                             11.43%      9.50%      18.72%      (7.81%)    (16.28%)

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                                     $2,694     $1,962      $1,718        $812        $827
Ratio of expenses to average net assets                                      1.58%      1.55%       1.55%       1.55%       1.55%
Ratio of expenses to average net assets prior to expense limitation and
 expense paid indirectly                                                     1.79%      2.32%       2.74%       2.54%       2.39%
Ratio of net investment income to average net assets                         0.42%      0.33%*      0.42%*      0.78%*      1.19%*
Ratio of net investment income (loss) to average net assets prior to
 expense limitation and expense paid indirectly                              0.21%     (0.44%)*    (0.77%)*    (0.21%)*     0.35%*
Portfolio turnover                                                              7%        13%          9%         43%         31%

(1) The average shares outstanding method has been applied for per share information.

(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

 * Short-term capital gain distributions received from the Underlying Funds have been reclassified from net investment income to realized gain on investments to conform with current year presentation.

See accompanying notes

FINANCIAL
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Portfolio outstanding throughout each period were as follows:

                                                                    Delaware Moderate Allocation Portfolio Class R
------------------------------------------------------------------------------------------------------------------
                                                                                   Year Ended  6/2/03(1) to
                                                                          9/30/05    9/30/04     9/30/03
NET ASSET VALUE, BEGINNING OF PERIOD                                       $8.800     $8.100      $7.860

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(2)                                                    0.079      0.064*      0.005*
Net realized and unrealized gain on investments                             0.963      0.733*      0.235*
                                                                           ------     ------      ------
Total from investment operations                                            1.042      0.797       0.240
                                                                           ------     ------      ------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income                                                      (0.092)    (0.097)         --
                                                                           ------     ------      ------
Total dividends and distributions                                          (0.092)    (0.097)         --
                                                                           ------     ------      ------

NET ASSET VALUE, END OF PERIOD                                             $9.750     $8.800      $8.100
                                                                           ======     ======      ======

TOTAL RETURN(3)                                                            11.89%      9.87%       3.05%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                                    $1,110       $960          $6
Ratio of expenses to average net assets                                     1.16%      1.15%       1.15%
Ratio of expenses to average net assets prior to expense limitation and
 expense paid indirectly                                                    1.39%      1.92%       2.23%
Ratio of net investment income to average net assets                        0.84%      0.73%*      0.14%*
Ratio of net investment income (loss) to average net assets prior to
 expense limitation and expense paid indirectly                             0.61%     (0.04%)*    (0.94%)*
Portfolio turnover                                                             7%        13%          9%

(1) Date of commencement of operations; ratios have been annualized and total return has not been annualized.

(2) The average shares outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager and distributor, as applicable. Performance would have been lower had the expense limitation not been in effect.

 * Short-term capital gain distributions received from the Underlying Funds have been reclassified from net investment income to realized gain on investments to conform with current year presentation.

See accompanying notes

FINANCIAL
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Portfolio outstanding throughout each period were as follows:

                                                                          Delaware Moderate Allocation Portfolio Institutional Class
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                Year Ended
                                                                           9/30/05    9/30/04     9/30/03     9/30/02     9/30/01
NET ASSET VALUE, BEGINNING OF PERIOD                                        $8.850     $8.110      $6.910      $7.590      $9.270

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(1)                                                     0.133      0.116*      0.106*      0.138*      0.186*
Net realized and unrealized gain (loss) on investments                       0.962      0.741*      1.250*     (0.643)*    (1.577)*
                                                                            ------     ------      ------      ------      ------
Total from investment operations                                             1.095      0.857       1.356      (0.505)     (1.391)
                                                                            ------     ------      ------      ------      ------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income                                                       (0.145)    (0.117)     (0.156)     (0.168)     (0.289)
Net realized gain on investments                                                --         --          --      (0.007)         --
                                                                            ------     ------      ------      ------      ------
Total dividends and distributions                                           (0.145)    (0.117)     (0.156)     (0.175)     (0.289)
                                                                            ------     ------      ------      ------      ------

NET ASSET VALUE, END OF PERIOD                                              $9.800     $8.850      $8.110      $6.910      $7.590
                                                                            ======     ======      ======      ======      ======

TOTAL RETURN(2)                                                             12.46%     10.61%      19.92%      (6.98%)    (15.37%)

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                                       $643       $774        $831        $623        $646
Ratio of expenses to average net assets                                      0.58%      0.55%       0.55%       0.55%       0.55%
Ratio of expenses to average net assets prior to expense limitation and
 expense paid indirectly                                                     0.79%      1.32%       1.74%       1.54%       1.39%
Ratio of net investment income to average net assets                         1.42%      1.33%*      1.42%*      1.78%*      2.19%*
Ratio of net investment income to average net assets prior to expense
 limitation and expense paid indirectly                                      1.21%      0.56%*      0.23%*      0.79%*      1.35%*
Portfolio turnover                                                              7%        13%          9%         43%         31%

(1) The average shares outstanding method has been applied for per share information.

(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

 * Short-term capital gain distributions received from the Underlying Funds have been reclassified from net investment income to realized gain on investments to conform with current year presentation.

See accompanying notes

FINANCIAL
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Portfolio outstanding throughout each period were as follows:

                                                                             Delaware Conservative Allocation Portfolio Class A
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                Year Ended
                                                                           9/30/05    9/30/04     9/30/03     9/30/02     9/30/01
NET ASSET VALUE, BEGINNING OF PERIOD                                        $8.450     $7.930      $7.040      $7.560      $8.670

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(1)                                                     0.205      0.155*      0.172*      0.214*      0.275*
Net realized and unrealized gain (loss) on investments                       0.522      0.459*      0.867*     (0.487)*    (0.985)*
                                                                            ------     ------      ------      ------      ------
Total from investment operations                                             0.727      0.614       1.039      (0.273)     (0.710)
                                                                            ------     ------      ------      ------      ------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income                                                       (0.177)    (0.094)     (0.149)     (0.247)     (0.400)
                                                                            ------     ------      ------      ------      ------
Total dividends and distributions                                           (0.177)    (0.094)     (0.149)     (0.247)     (0.400)
                                                                            ------     ------      ------      ------      ------

NET ASSET VALUE, END OF PERIOD                                              $9.000     $8.450      $7.930      $7.040      $7.560
                                                                            ======     ======      ======      ======      ======

TOTAL RETURN(2)                                                              8.68%      7.77%      14.92%      (3.83%)     (8.40%)

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                                    $29,930    $27,270     $24,238     $18,988     $16,899
Ratio of expenses to average net assets                                      0.82%      0.80%       0.80%       0.75%       0.80%
Ratio of expenses to average net assets prior to expense limitation and
 expense paid indirectly                                                     1.20%      1.62%       1.97%       1.78%       1.74%
Ratio of net investment income to average net assets                         2.35%      1.86%*      2.30%*      2.78%*      3.38%*
Ratio of net investment income to average net assets prior to expense
 limitation and expense paid indirectly                                      1.97%      1.04%*      1.13%*      1.75%*      2.44%*
Portfolio turnover                                                              8%        25%          1%         21%         24%

(1) The average shares outstanding method has been applied for per share information.

(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager and distributor. Performance would have been lower had the expense limitation not been in effect.

 * Short-term capital gain distributions received from the Underlying Funds have been reclassified from net investment income to realized gain on investments to conform with current year presentation.

See accompanying notes

FINANCIAL
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Portfolio outstanding throughout each period were as follows:

                                                                             Delaware Conservative Allocation Portfolio Class B
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                Year Ended
                                                                           9/30/05    9/30/04     9/30/03     9/30/02     9/30/01
NET ASSET VALUE, BEGINNING OF PERIOD                                        $8.450     $7.960      $7.080      $7.610      $8.720

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(1)                                                     0.139      0.092*      0.115*      0.156*      0.214*
Net realized and unrealized gain (loss) on investments                       0.524      0.461*      0.874*     (0.495)*    (0.990)*
                                                                            ------     ------      ------      ------      ------
Total from investment operations                                             0.663      0.553       0.989      (0.339)     (0.776)
                                                                            ------     ------      ------      ------      ------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income                                                       (0.113)    (0.063)     (0.109)     (0.191)     (0.334)
                                                                            ------     ------      ------      ------      ------
Total dividends and distributions                                           (0.113)    (0.063)     (0.109)     (0.191)     (0.334)
                                                                            ------     ------      ------      ------      ------

NET ASSET VALUE, END OF PERIOD                                              $9.000     $8.450      $7.960      $7.080      $7.610
                                                                            ======     ======      ======      ======      ======

TOTAL RETURN(2)                                                              7.89%      6.96%      14.09%      (4.64%)     (9.11%)

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                                       $758       $711        $698        $482        $348
Ratio of expenses to average net assets                                      1.57%      1.55%       1.55%       1.50%       1.55%
Ratio of expenses to average net assets prior to expense limitation and
 expense paid indirectly                                                     1.90%      2.32%       2.68%       2.53%       2.49%
Ratio of net investment income to average net assets                         1.60%      1.11%*      1.55%*      2.03%*      2.63%*
Ratio of net investment income to average net assets prior to expense
 limitation and expense paid indirectly                                      1.27%      0.34%*      0.42%*      1.00%*      1.69%*
Portfolio turnover                                                              8%        25%          1%         21%         24%

(1) The average shares outstanding method has been applied for per share information.

(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

 * Short-term capital gain distributions received from the Underlying Funds have been reclassified from net investment income to realized gain on investments to conform with current year presentation.

See accompanying notes

FINANCIAL
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Portfolio outstanding throughout each period were as follows:

                                                                             Delaware Conservative Allocation Portfolio Class C
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                Year Ended
                                                                           9/30/05    9/30/04     9/30/03     9/30/02     9/30/01
NET ASSET VALUE, BEGINNING OF PERIOD                                        $8.420     $7.930      $7.050      $7.580      $8.700

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(1)                                                     0.139      0.093*      0.116*      0.156*      0.214*
Net realized and unrealized gain (loss) on investments                       0.514      0.460*      0.873*     (0.495)*    (1.000)*
                                                                            ------     ------      ------      ------      ------
Total from investment operations                                             0.653      0.553       0.989      (0.339)     (0.786)
                                                                            ------     ------      ------      ------      ------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income                                                       (0.113)    (0.063)     (0.109)     (0.191)     (0.334)
                                                                            ------     ------      ------      ------      ------
Total dividends and distributions                                           (0.113)    (0.063)     (0.109)     (0.191)     (0.334)
                                                                            ------     ------      ------      ------      ------

NET ASSET VALUE, END OF PERIOD                                              $8.960     $8.420      $7.930      $7.050      $7.580
                                                                            ======     ======      ======      ======      ======

TOTAL RETURN(2)                                                              7.80%      6.99%      14.15%      (4.66%)     (9.25%)

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                                       $579       $641        $340        $147        $152
Ratio of expenses to average net assets                                      1.57%      1.55%       1.55%       1.50%       1.55%
Ratio of expenses to average net assets prior to expense limitation and
 expense paid indirectly                                                     1.90%      2.32%       2.68%       2.53%       2.49%
Ratio of net investment income to average net assets                         1.60%      1.11%*      1.55%*      2.03%*      2.63%*
Ratio of net investment income to average net assets prior to expense
 limitation and expense paid indirectly                                      1.27%      0.34%*      0.42%*      1.00%*      1.69%*
Portfolio turnover                                                              8%        25%          1%         21%         24%

(1) The average shares outstanding method has been applied for per share information.

(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

 * Short-term capital gain distributions received from the Underlying Funds have been reclassified from net investment income to realized gain on investments to conform with current year presentation.

See accompanying notes

FINANCIAL
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Portfolio outstanding throughout each period were as follows:

                                                                   Delaware Conservative Allocation Portfolio Class R
---------------------------------------------------------------------------------------------------------------------
                                                                                   Year Ended  6/2/03(1) to
                                                                          9/30/05    9/30/04     9/30/03
NET ASSET VALUE, BEGINNING OF PERIOD                                        $8.420     $7.930      $7.800

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(2)                                                     0.176      0.126*      0.034*
Net realized and unrealized gain on investments                              0.531      0.449*      0.131*
                                                                            ------     ------      ------
Total from investment operations                                             0.707      0.575       0.165
                                                                            ------     ------      ------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income                                                       (0.147)    (0.085)     (0.035)
                                                                            ------     ------      ------
Total dividends and distributions                                           (0.147)    (0.085)     (0.035)
                                                                            ------     ------      ------

NET ASSET VALUE, END OF PERIOD                                              $8.980     $8.420      $7.930
                                                                            ======     ======      ======

TOTAL RETURN(3)                                                              8.46%      7.27%       2.12%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                                       $200       $185          $8
Ratio of expenses to average net assets                                      1.15%      1.15%       1.15%
Ratio of expenses to average net assets prior to expense limitation and
 expense paid indirectly                                                     1.50%      1.92%       2.28%
Ratio of net investment income to average net assets                         2.02%      1.51%*      1.30%*
Ratio of net investment income to average net assets prior to expense
 limitation and expense paid indirectly                                      1.67%      0.74%*      0.17%*
Portfolio turnover                                                              8%        25%          1%

(1) Date of commencement of operations; ratios have been annualized and total return has not been annualized.

(2) The average shares outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager and distributor, as applicable. Performance would have been lower had the expense limitation not been in effect.

 * Short-term capital gain distributions received from the Underlying Funds have been reclassified from net investment income to realized gain on investments to conform with current year presentation.

See accompanying notes

FINANCIAL
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Portfolio outstanding throughout each period were as follows:

                                                                      Delaware Conservative Allocation Institutional Portfolio Class
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                Year Ended
                                                                           9/30/05    9/30/04     9/30/03     9/30/02     9/30/01
NET ASSET VALUE, BEGINNING OF PERIOD                                        $8.470     $7.930      $7.040      $7.560      $8.670

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(1)                                                     0.226      0.176*      0.191*      0.233*      0.295*
Net realized and unrealized gain (loss) on investments                       0.522      0.468*      0.861*     (0.486)*    (0.984)*
                                                                            ------     ------      ------      ------      ------
Total from investment operations                                             0.748      0.644       1.052      (0.253)     (0.689)
                                                                            ------     ------      ------      ------      ------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income                                                       (0.198)    (0.104)     (0.162)     (0.267)     (0.421)
Net realized gain on investments                                                --         --          --          --          --
                                                                            ------     ------      ------      ------      ------
Total dividends and distributions                                           (0.198)    (0.104)     (0.162)     (0.267)     (0.421)
                                                                            ------     ------      ------      ------      ------

NET ASSET VALUE, END OF PERIOD                                              $9.020     $8.470      $7.930      $7.040      $7.560
                                                                            ======     ======      ======      ======      ======

TOTAL RETURN(2)                                                              8.92%      8.16%      15.12%      (3.58%)     (8.16%)

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                                       $254       $387        $300        $262        $272
Ratio of expenses to average net assets                                      0.57%      0.55%       0.55%       0.50%       0.55%
Ratio of expenses to average net assets prior to expense limitation and
 expense paid indirectly                                                     0.90%      1.32%       1.68%       1.53%       1.49%
Ratio of net investment income to average net assets                         2.60%      2.11%*      2.55%*      3.03%*      3.63%*
Ratio of net investment income to average net assets prior to expense
 limitation and expense paid indirectly                                      2.27%      1.34%*      1.42%*      2.00%*      2.69%*
Portfolio turnover                                                              8%        25%          1%         21%         24%

(1) The average shares outstanding method has been applied for per share information.

(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

 * Short-term capital gain distributions received from the Underlying Funds have been reclassified from net investment income to realized gain on investments to conform with current year presentation.

See accompanying notes

NOTES                                                  DELAWARE FOUNDATION FUNDS
  TO FINANCIAL STATEMENTS                              September 30, 2005

Delaware Group Foundation Funds (the "Trust") is organized as a Delaware statutory trust and offers three portfolios: Delaware Aggressive Allocation Portfolio (formerly Delaware Growth Allocation Portfolio), Delaware Moderate Allocation Portfolio (formerly Delaware Balanced Allocation Portfolio) and Delaware Conservative Allocation Portfolio (formerly Delaware Income Allocation Portfolio) (each, a "Portfolio" and collectively, the "Portfolios"). The Trust is an open-end investment company. The Portfolios are considered non-diversified under the Investment Company Act of 1940, as amended. The Portfolios offer Class A, Class B, Class C, Class R and Institutional Class shares. Class A shares are sold with a front-end sales charge of up to 5.75%. Class B shares are sold with a contingent deferred sales charge that declines from 4% to zero depending upon the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a contingent deferred sales charge of 1%, if redeemed during the first twelve months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to a limited group of investors. The Portfolios will invest in other open-end investment companies (mutual funds) that are members of the Delaware Investments Family of Funds (collectively, the "Underlying Funds"). The Underlying Funds include funds that invest in U.S. and foreign stocks, bonds and money market instruments.

The investment objective of Delaware Aggressive Allocation Portfolio is to seek to provide long-term capital growth.

The investment objective of Delaware Moderate Allocation Portfolio is to seek capital appreciation with current income as a secondary objective.

The investment objective of Delaware Conservative Allocation Portfolio is to seek a combination of current income and preservation of capital with capital appreciation.

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Portfolios.

Security Valuation -- The market value of the Portfolios' investments in the Underlying Funds is based on the published net asset value of each Underlying Fund computed as of the close of regular trading on the New York Stock Exchange
(NYSE) on days when the Exchange is open. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value.

Federal Income Taxes -- Each Portfolio intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting -- Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Portfolios on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements -- The Portfolios may invest in a pooled cash account along with other members of the Delaware Investments<168> Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Portfolios' custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other -- Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Each Portfolio declares and pays dividends from net investment income and distributions from net realized gains on investments, if any, annually.

The Portfolios receive earnings credits from their custodian when positive cash balances are maintained, which are used to offset custody fees. The expense paid under the above arrangement is included in custodian fees on the Statements of Operations with the corresponding expense offset shown as "expense paid indirectly." The amount of this expense for the year ended September 30, 2005, was as follows:

                              Delaware        Delaware         Delaware
                             Aggressive       Moderate       Conservative
                             Allocation      Allocation       Allocation
                              Portfolio       Portfolio        Portfolio
                             ----------      ----------      ------------
  Earnings credits              $929           $384              $112

2. INVESTMENT MANAGEMENT, ADMINISTRATION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES
In accordance with the terms of its respective investment management agreement, each Portfolio pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual management fee which is calculated at the rate of 0.25% (currently waived to 0.10%) of each of the Portfolios' average daily net assets.

DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse each Portfolio to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, distribution fees, certain insurance costs and extraordinary expenses, do not exceed 0.55% of average daily net assets through January 31, 2006.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting, administration, dividend disbursing and transfer agent services. Effective May 19, 2005, each Portfolio pays DSC a monthly fee computed at the annual rate of 0.04% of the Fund's average daily net assets for accounting and administration services. Prior to May 19, 2005, each Portfolio paid DSC a monthly fee based on average net assets subject to certain minimums for accounting and administration services. Each Portfolio pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Portfolios pay Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class B and C shares, and 0.60% of the average daily net assets of the Class R shares. DDLP has contractually agreed to waive distribution and service fees through January 31, 2006 in order to prevent distribution and service fees of Class A shares from exceeding 0.25% of average daily net assets. Effective August 1, 2005, DDLP has contracted to limit distribution and service fees through November 30, 2006 for Class R to no more than 0.50% of average daily net assets. Institutional Class shares pay no distribution and service expenses.

NOTES                                                  DELAWARE FOUNDATION FUNDS
  TO FINANCIAL STATEMENTS (CONTINUED)

2. INVESTMENT MANAGEMENT, ADMINISTRATION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES (CONTINUED)
In addition to the management fee and other expenses reflected on the Statements of Operations, the Portfolios indirectly bear the investment management fees and other expenses of the Underlying Funds in which they invest. Because each of the Underlying Funds has varied expense and fee levels, and the Portfolios may own different amounts of shares of these funds at different times, the amount of fees and expenses incurred indirectly will vary. DMC serves as investment manager for each of the Underlying Funds.

At September 30, 2005, the Portfolios had receivables from or liabilities payable to affiliates as follows:

                                                   Delaware Aggressive        Delaware Moderate      Delaware Conservative
                                                   Allocation Portfolio     Allocation Portfolio     Allocation Portfolio
                                                   --------------------     --------------------     ---------------------
  Investment management fee payable to DMC                   $--                      $--                 ($2,921)

  Dividend disbursing, transfer agent,
    accounting and administration
    fees and other expenses payable to DSC               (11,631)                  (7,215)                 (4,968)

  Other expenses payable to DMC and affiliates*          (18,424)                 (13,930)                 (9,987)

  Receivable from DMC under expense
    limitation agreement                                   8,680                    2,239                      --

*DMC, a series of Delaware Management Business Trust, as part of its administrative services, pays operating expenses on behalf of each Portfolio and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees' fees.

As provided in the investment management agreement, each Portfolio bears the cost of certain legal services expenses, including internal legal services provided to the Portfolios by DMC employees. For the year ended September 30, 2005, each Portfolio was charged for internal legal services provided by DMC as follows:

                                                   Delaware Aggressive        Delaware Moderate      Delaware Conservative
                                                   Allocation Portfolio     Allocation Portfolio     Allocation Portfolio
                                                   --------------------     --------------------     ---------------------
                                                         $2,034                   $1,820                   $1,438

For the year ended September 30, 2005, DDLP earned commissions on sales of Class A shares for each Portfolio as follows:

                                                   Delaware Aggressive        Delaware Moderate      Delaware Conservative
                                                   Allocation Portfolio     Allocation Portfolio     Allocation Portfolio
                                                   --------------------     --------------------     ---------------------
                                                         $12,483                  $13,106                   $2,582

For the year ended September 30, 2005, DDLP received gross contingent deferred sales charge commissions on redemption of each Portfolio's Class A, Class B and Class C shares, respectively. These commissions were entirely used to offset up-front commissions previously paid by DDLP to broker-dealers on sales of those shares. The amounts received were as follows:

                                                   Delaware Aggressive        Delaware Moderate      Delaware Conservative
                                                   Allocation Portfolio     Allocation Portfolio     Allocation Portfolio
                                                   --------------------     --------------------     ---------------------
  Class A                                               $   16                    $    --                 $     3
  Class B                                                4,733                      6,072                   1,415
  Class C                                                  203                         91                      26

Certain officers of DMC, DSC and DDLP are officers and/or trustees of the Trust. These officers and trustees are paid no compensation by the Portfolios.

3. INVESTMENTS
For the year ended September 30, 2005, the Portfolios made purchases and sales of investment securities other than short-term investments as follows:

                                                   Delaware Aggressive        Delaware Moderate      Delaware Conservative
                                                   Allocation Portfolio     Allocation Portfolio     Allocation Portfolio
                                                   --------------------     --------------------     ---------------------
  Purchases                                           $8,213,295                 $2,327,504              $6,053,446
  Sales                                                5,548,359                  3,076,254               2,205,324

At September 30, 2005, the cost of investments and unrealized appreciation (depreciation) for federal income tax purposes for each Portfolio were as follows:

                                                   Delaware Aggressive        Delaware Moderate      Delaware Conservative
                                                   Allocation Portfolio     Allocation Portfolio     Allocation Portfolio
                                                   --------------------     --------------------     ---------------------
  Cost of investments                                $36,271,890                 $31,219,843              $29,237,236
                                                     -----------                 -----------              -----------
  Aggregate unrealized appreciation                  $ 6,881,723                 $ 5,136,936              $ 2,549,407
  Aggregate unrealized depreciation                      (52,453)                    (79,524)                 (31,793)
                                                     -----------                 -----------              -----------
  Net unrealized appreciation                        $ 6,829,270                 $ 5,057,412              $ 2,517,614
                                                     ===========                 ===========              ===========

NOTES                                                  DELAWARE FOUNDATION FUNDS
  TO FINANCIAL STATEMENTS (CONTINUED)

4. DIVIDEND AND DISTRIBUTION INFORMATION

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the years ended September 30, 2005 and 2004 was as follows:

                                            Delaware Aggressive          Delaware Moderate        Delaware Conservative
                                           Allocation Portfolio        Allocation Portfolio       Allocation Portfolio
                                           --------------------        --------------------       ---------------------
                                                Year Ended                  Year Ended                 Year Ended
                                            9/30/05     9/30/04         9/30/05     9/30/04        9/30/05     9/30/04
  Ordinary income                          $143,811     $112,408       $415,202    $392,082       $601,650     $309,127

As of September 30, 2005, the components of net assets on a tax basis were as follows:

                                                   Delaware Aggressive        Delaware Moderate      Delaware Conservative
                                                   Allocation Portfolio     Allocation Portfolio     Allocation Portfolio
                                                   --------------------     --------------------     ---------------------
  Shares of beneficial interest                       $34,305,561               $32,344,128              $29,814,064
  Undistributed ordinary income                                --                    80,452                  428,970
  Undistributed long-term capital gain                    248,421                        --                       --
  Capital loss carryforwards                                   --                (1,234,331)              (1,039,522)
  Unrealized appreciation of investments                6,829,270                 5,057,412                2,517,614
                                                      -----------               -----------              -----------
  Net assets                                          $41,383,252               $36,247,661              $31,721,126
                                                      ===========               ===========              ===========

The difference between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are due to a redesignation of distribution from net investment income to distribution from short-term gains. Results of operations and net assets were not affected by these reclassifications. For the year ended September 30, 2005, the Delaware Aggressive Allocation Portfolio recorded the following reclassifications:

  Undistributed net investment income              $40,629
  Accumulated realized gain (loss)                 (40,629)


For federal income tax purposes, each Portfolio had accumulated capital losses as of September 30, 2005, which may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows:

                               Delaware Moderate     Delaware Conservative
Year of Expiration            Allocation Portfolio   Allocation Portfolio
------------------            --------------------   ----------------------
  2010                            $       --             $  454,675
  2011                                    --                 98,581
  2012                             1,234,331                486,266
                                  ----------             ----------
  Total                           $1,234,331             $1,039,522
                                  ==========             ==========

For the year ended September 30, 2005, the Portfolios had capital loss carryforwards that were utilized as follows:

                                                   Delaware Aggressive        Delaware Moderate      Delaware Conservative
                                                   Allocation Portfolio     Allocation Portfolio     Allocation Portfolio
                                                   --------------------     --------------------     ---------------------
                                                          $363,460                $260,653                $175,641

NOTES                                                  DELAWARE FOUNDATION FUNDS
  TO FINANCIAL STATEMENTS (CONTINUED)

5. CAPITAL SHARES

                                            Delaware Aggressive          Delaware Moderate        Delaware Conservative
                                           Allocation Portfolio        Allocation Portfolio       Allocation Portfolio
                                            ------------------          ------------------         ------------------
                                                Year Ended                  Year Ended                 Year Ended
                                            9/30/05     9/30/04         9/30/05     9/30/04        9/30/05     9/30/04
  Shares sold:
    Class A                                 798,860   1,289,372          789,757   1,379,555       570,611     713,134
    Class B                                 290,672     177,099          111,367     122,328        24,769      30,621
    Class C                                 130,514     125,325          113,028      91,378        20,223      45,427
    Class R                                  77,877     120,236           37,158     117,047         4,758      24,302
    Institutional Class                      17,895      12,404           11,023      15,170         8,575       9,209

  Shares issued upon reinvestment of
    dividends and distributions:
    Class A                                  14,352      12,531           38,869      41,872        65,490      35,876
    Class B                                      --          --            1,621         958         1,096         652
    Class C                                      --          --            1,393         926           981         328
    Class R                                     216         156            1,059         449           364          25
    Institutional Class                         559         457            1,405       1,385         1,101         498
                                         ----------  ----------       ----------  ----------      --------    --------
                                          1,330,945   1,737,580        1,106,680   1,771,068       697,968     860,072
                                         ----------  ----------       ----------  ----------      --------    --------
  Shares repurchased:
    Class A                                (805,530) (1,462,487)        (878,688) (2,113,524)     (538,104)   (578,468)
    Class B                                 (89,483)    (58,699)         (68,667)    (53,382)      (25,788)    (34,845)
    Class C                                 (80,228)    (87,041)         (61,021)    (82,049)      (32,746)    (12,411)
    Class R                                 (16,721)    (13,722)         (33,447)     (9,175)       (4,821)     (3,343)
    Institutional Class                     (36,501)    (12,193)         (34,320)    (31,465)      (27,236)     (1,857)
                                         ----------  ----------       ----------  ----------      --------    --------
                                         (1,028,463) (1,634,142)      (1,076,143) (2,289,595)     (628,695)   (630,924)
                                         ----------  ----------       ----------  ----------      --------    --------
  Net increase (decrease)                   302,482     103,438           30,537    (518,527)       69,273     229,148
                                         ==========  ==========       ==========  ==========      ========    ========

For the years ended September 30, 2005 and 2004, the following Class B shares were converted from Class B to Class A shares. The respective amounts are included in Class B redemptions and Class A subscriptions in the tables above and the Statements of Changes in Net Assets.

                                                           Year Ended                       Year Ended
                                                             9/30/05                          9/30/04
                                                   -----------------------------    ---------------------------
                                                   Class B   Class A                Class B   Class A
                                                   Shares    Shares      Value      Shares    Shares     Value
                                                   -------   -------     -----      -------   -------    -----
  Delaware Aggressive Allocation Portfolio          16,887   16,722     $161,057     5,269     5,226    $45,328
  Delaware Moderate Allocation Portfolio             2,491    2,487       23,553       474       472      4,116
  Delaware Conservative Allocation Portfolio           356      358        3,145     1,319     1,322     11,019

6. LINE OF CREDIT
The Portfolios, along with certain other funds in the Delaware Investments Family of Funds (the "Participants"), participate in a $183,100,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each fund's allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Fund had no amounts outstanding as of September 30, 2005, or at any time during the year.

7. CONTRACTUAL OBLIGATIONS
Each Portfolio enters into contracts in the normal course of business that contain a variety of indemnifications. Each Portfolio's maximum exposure under these arrangements is unknown. However, the Portfolios have not had prior claims or losses pursuant to these contracts. Management has reviewed each Portfolio's existing contracts and expects the risk of loss to be remote.

NOTES                                                  DELAWARE FOUNDATION FUNDS
  TO FINANCIAL STATEMENTS (CONTINUED)

8. TAX INFORMATION (UNAUDITED)
The information set forth below is for each Portfolio's fiscal year as required by federal laws. Shareholders, however, must report distributions on a calendar year basis for income tax purposes, which may include distributions for portions of two fiscal years of a fund. Accordingly, the information needed by shareholders for income tax purposes will be sent to them in January of each year. Please consult your tax advisor for proper tax treatment of this information.

For the fiscal year ended September 30, 2005, each Portfolio designates distributions paid during the year as follows:

                                                        (A)                      (B)
                                                  Long-Term Capital        Ordinary Income         Total                (C)
                                                 Gains Distributions       Distributions*      Distributions        Qualifying
                                                    (Tax Basis)              (Tax Basis)        (Tax Basis)        Dividends(1)
                                                 -------------------       ---------------     -------------       ------------
Delaware Aggressive Allocation Portfolio                  --                     100%               100%                100%
Delaware Moderate Allocation Portfolio                    --                     100%               100%                 41%
Delaware Conservative Allocation Portfolio                --                     100%               100%                 13%

(A) and (B) are based on a percentage of each Portfolio's total distributions.

(C) is based on a percentage of ordinary income distributions of each Portfolio.
(1) Qualifying dividends represent dividends which qualify for the corporate dividends received deduction.

*For the fiscal year ended September 30, 2005, certain dividends paid by the Portfolios may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Delaware Aggressive Allocation Portfolio, Delaware Moderate Allocation Portfolio and Delaware Conservative Allocation Portfolio intend to designate up to a maximum amount of $143,811, $415,202 and $601,650, respectively, to be taxed at a maximum rate of 15%. Complete information will be computed and reported in conjunction with your 2005 Form 1099-DIV.

REPORT
  OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Shareholders and Board of Trustees
Delaware Group Foundation Funds

We have audited the accompanying Statements of Net Assets and Statements of Assets and Liabilities of Delaware Group Foundation Funds (comprising respectively, the Delaware Aggressive Allocation Portfolio, Delaware Moderate Allocation Portfolio and Delaware Conservative Allocation Portfolio) (the "Portfolios") as of September 30, 2005, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Portfolios' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Portfolios' internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of an opinion on the effectiveness of the Portfolios' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our audit procedures included confirmation of securities owned as of September 30, 2005, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Portfolios constituting the Delaware Group Foundation Funds at September 30, 2005, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.


                                                         Ernst & Young LLP

Philadelphia, Pennsylvania
November 11, 2005

OTHER                                                  DELAWARE FOUNDATION FUNDS
  FUND INFORMATION

PROXY RESULTS
The shareholders of Delaware Group Foundation Funds (the "Trust") voted on the following proposals at the special meeting of shareholders on March 23, 2005 or as adjourned. The description of each proposal and number of shares voted are as follows:

1. To elect a Board of Trustees for the Trust.

                                                                Shares Voted
                                  Shares Voted For           Withheld Authority
                                 -------------------        --------------------
Thomas L. Bennett                 13,174,161.096                 350,173.328
Jude T. Driscoll                  13,156,029.096                 368,305.325
John A. Fry                       13,174,161.096                 350,173.325
Anthony D. Knerr                  13,154,302.079                 370,032.342
Lucinda S. Landreth               13,172,658.079                 351,676.342
Ann R. Leven                      13,172,658.079                 351,676.342
Thomas F. Madison                 13,157,964.347                 366,370.074
Janet L. Yeomans                  13,155,917.096                 368,417.325
J. Richard Zecher                 13,176,320.347                 348,014.074

2. To approve the use of a "manager of managers" structure whereby the investment manager of the funds of the Trust will be able to hire and replace subadvisors without shareholder approval.

                                              For                      Against                    Abstain
                                             ----                      --------                   --------
Delaware Balanced Allocation Portfolio   2,631,951.477                25,211.984                 40,145.592
Delaware Growth Allocation Portfolio     2,495,208.853                83,593.899                 67,375.987
Delaware Income Allocation Portfolio     3,017,643.420                34,450.718                 31,793.643

BOARD CONSIDERATION OF DELAWARE FOUNDATION FUNDS INVESTMENT ADVISORY AGREEMENT At a meeting held on May 18-19, 2005 (the "Annual Meeting"), the Board of Trustees, including a majority of disinterested or independent Trustees, approved the renewal of the Investment Advisory Agreements for the Delaware Aggressive Allocation Portfolio, Delaware Conservative Allocation Portfolio and Delaware Moderate Allocation Portfolio (each a "Fund" and together the "Funds"). In making its decision, the Board considered information furnished throughout the year at regular Board meetings, as well as information prepared specifically in connection with the Annual Meeting. Information furnished and discussed throughout the year included reports detailing Fund performance, investment strategies, expenses, compliance matters and other services provided by Delaware Management Company ("DMC"), the investment advisor. Information furnished specifically in connection with the Annual Meeting included materials provided by DMC and its affiliates ("Delaware Investments") concerning, among other things, the level of services provided to the Funds, the costs of such services to the Funds, economies of scale and the financial condition and profitability of Delaware Investments. In addition, in connection with the Annual Meeting, the Board separately received and reviewed independent historical and comparative reports prepared by Lipper Inc. ("Lipper"), an independent statistical compilation organization. The Lipper reports compared each Fund's investment performance and expenses with those of other comparable mutual funds. The Board also requested and received certain supplemental information regarding management's policy with respect to advisory fee levels and its philosophy with respect to breakpoints; the structure of portfolio manager compensation; the investment manager's profitability organized by client type, including the Funds; and any constraints or limitations on the availability of securities in certain investment styles which might inhibit the advisor's ability to fully invest in accordance with each Fund's policies.

In considering such materials, the independent Trustees received assistance and advice from and met separately with independent counsel and representatives from Lipper. At the meeting with representatives from Lipper, Jude Driscoll, Chairman of the Delaware Investments(R) Family of Funds, and Chairman and Chief Executive Officer of the investment advisor, was present to respond to questions raised by Lipper and the independent Trustees. While the Board considered the Investment Advisory Agreements for all of the funds in the Delaware Investments(R) Family of Funds at the same Board meeting, information was provided and considered by the Board for each fund individually. In approving the continuance of the Investment Advisory Agreements for the Funds, the Board, including a majority of independent Trustees, determined that the existing advisory fee structure was fair and reasonable and that the continuance of the Investment Advisory Agreements was in the best interests of the Funds and their shareholders. While attention was given to all information furnished, the following discusses the primary factors relevant to the Board's deliberations and determination, including those relating to the selection of the investment advisor and the approval of the advisory fee.

OTHER                                                  DELAWARE FOUNDATION FUNDS
  FUND INFORMATION (CONTINUED)

BOARD CONSIDERATION OF DELAWARE FOUNDATION FUNDS INVESTMENT ADVISORY AGREEMENT (CONTINUED)

NATURE, EXTENT AND QUALITY OF SERVICE. Consideration was given to the services provided by Delaware Investments to the Funds and their shareholders. In reviewing the nature, extent and quality of services, the Board emphasized reports furnished to it throughout the year at regular Board meetings covering matters such as the compliance of portfolio managers with the investment policies, strategies and restrictions for the Funds, the compliance of management personnel with the Code of Ethics adopted throughout the Delaware Investments(R) Family of Funds complex, the adherence to fair value pricing procedures as established by the Board, and the accuracy of net asset value calculations. The Board noted that it was pleased with the current staffing of the Funds' investment advisor during the past year, the emphasis on research and the compensation system for advisory personnel. Favorable consideration was given to DMC's efforts to maintain, and in some instances increase, financial and human resources committed to fund matters. Other factors taken into account by the Board were Delaware Investments' preparedness for, and response to, legal and regulatory matters. The Board also considered the transfer agent and shareholder services provided to Fund shareholders by Delaware Investments' affiliate, Delaware Service Company, Inc., noting the receipt by such affiliate of the DALBAR Pyramid Award in four of the last six years and the continuing expenditures by Delaware Investments to increase and improve the scope of shareholder services. Additionally, the Board noted the extent of benefits provided to Fund shareholders for being part of the Delaware Investments(R) Family of Funds, including the privilege to exchange investments between the same class of funds without a sales charge, the ability to reinvest Fund dividends into other funds and the privilege to combine holdings in other funds to obtain a reduced sales charge. The Board was satisfied with the nature, extent and quality of the overall services provided by Delaware Investments.

INVESTMENT PERFORMANCE. The Board considered the investment performance of DMC and the Funds. The Board was pleased by DMC's investment performance, noting Barron's ranking of the Delaware Investments(R) Family of Funds in the top quartile of mutual fund families for 2002 - 2004. The Board placed significant emphasis on the investment performance of the Funds in view of its importance to shareholders. While consideration was given to performance reports and discussions with portfolio managers at Board meetings throughout the year, particular attention in assessing performance was given to the Lipper reports furnished for the Annual Meeting. The Lipper reports prepared for each Fund showed the investment performance of its Class A shares in comparison to a group of similar funds as selected by Lipper (the "Performance Universe"). A fund with the highest performance is ranked first, and a fund with the lowest is ranked last. The highest/best performing 25% of funds in the Performance Universe make up the first quartile; the next 25% - the second quartile; the next 25% - the third quartile; and the lowest/worst performing 25% of funds in the Performance Universe make up the fourth quartile. Comparative annualized performance for the Funds was shown for the past one, three and five year periods ended February 28, 2005. The Board noted its objective that each Fund's performance be at or above the median of its Performance Universe. The following paragraphs summarize the performance results for the Funds and the Board's view of such performance.

Delaware Conservative Allocation Portfolio -- The Performance Universe for this Fund consisted of the Fund and all retail and institutional income funds as selected by Lipper. The Lipper report comparison showed that the Fund's total return for the one and three year periods was in the second quartile of such Performance Universe. The report further showed that the Fund's total return for the five year period was in the third quartile. The Board was satisfied with such performance.

Delaware Moderate Allocation Portfolio -- The Performance Universe for this Fund consisted of the Fund and all retail and institutional balanced funds as selected by Lipper. The Lipper report comparison showed that the Fund's total return for the one and three year periods was in the first quartile of such Performance Universe. The report further showed that the Fund's total return for the five year period was in the second quartile. The Board was satisfied with such performance.

Delaware Aggressive Allocation Portfolio -- The Performance Universe for this Fund consisted of the Fund and all retail and institutional flexible portfolio funds as selected by Lipper. The Lipper report comparison showed that the Fund's total return for the one and three year periods was in the first quartile of such Performance Universe. The report further showed that the Fund's total return for the five year period was in the third quartile. The Board was satisfied with such performance.

COMPARATIVE EXPENSES. The Board considered expense comparison data for the Delaware Investments(R) Family of Funds, Delaware Investments' institutional separate account business and other lines of business at Delaware Investments. The Board stated its belief that, given the differing level of service provided to Delaware Investments' various clients and other factors that related to the establishment of fee levels, variations in the levels of fees and expenses were justified. The Board placed significant emphasis on the comparative analysis of the management fees and total expense ratios of each Fund compared with those of a group of similar funds as selected by Lipper (the "Expense Group") and among the other Delaware Investments funds. In reviewing comparative costs, each Fund's contractual management fee and the actual management fee incurred by the Fund were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Fund) and actual management fees (as reported by each fund) of other funds within the Expense Group, taking into effect any applicable breakpoints and fee waivers. Each Fund's total expenses were also compared with those of its Expense Group. The Lipper total expenses, for comparative consistency, were shown by Lipper for Class A shares and compared total expenses including 12b-1 and non-12b-1 service fees. The Board noted its objective to limit each Fund's total expense ratio to an acceptable range as compared to the median of the Expense Group. The following paragraphs summarize the expense results for the Funds and the Board's view of such expenses.

OTHER                                                  DELAWARE FOUNDATION FUNDS
  FUND INFORMATION (CONTINUED)

BOARD CONSIDERATION OF DELAWARE FOUNDATION FUNDS INVESTMENT ADVISORY AGREEMENT (CONTINUED)

Delaware Conservative Allocation Portfolio -- The expense comparisons for the Fund showed that its management fee was in the quartile with the lowest expenses of its Expense Group and its total expenses were in the quartile with the highest expenses of its Expense Group. The Board gave favorable consideration to the Fund's management fee, but noted that the Fund's total expenses were not in line with the Board's objective. In evaluating the total expenses, the Board considered waivers in place through January 2006 and recent initiatives implemented by management, such as changes to the record keeping platform for retirement accounts, creating an opportunity for a reduction in expenses. The Board was satisfied with management's efforts to improve the Fund's total expense ratio and bring it in line with the Board's objective.

Delaware Moderate Allocation Portfolio -- The expense comparisons for the Fund showed that its management fee was in the quartile with the lowest expenses of its Expense Group and its total expenses were in the quartile with the second highest expenses of its Expense Group. The Board gave favorable consideration to the Fund's management fee, but noted that the Fund's total expenses were not in line with the Board's objective. In evaluating the total expenses, the Board considered waivers in place through January 2006 and recent initiatives implemented by management, such as changes to the record keeping platform for retirement accounts, creating an opportunity for a reduction in expenses. The Board was satisfied with management's efforts to improve the Fund's total expense ratio and bring it in line with the Board's objective.

Delaware Aggressive Allocation Portfolio -- The expense comparisons for the Fund showed that its management fee was in the quartile with the lowest expenses of its Expense Group and its total expenses were in the quartile with the highest expenses of its Expense Group. The Board gave favorable consideration to the Fund's management fee, but noted that the Fund's total expenses were not in line with the Board's objective. In evaluating the total expenses, the Board considered waivers in place through January 2006 and recent initiatives implemented by management, such as changes to the record keeping platform for retirement accounts, creating an opportunity for a reduction in expenses. The Board was satisfied with management's efforts to improve the Fund total expense ratio and bring it in line with the Board's objective.

MANAGEMENT PROFITABILITY. The Board considered the level of profits, if any, realized by Delaware Investments in connection with the operation of the Funds. In this respect, the Board reviewed the Investment Management Profitability Analysis that addressed the overall profitability of Delaware Investments' business in providing management and other services to each of the individual funds and the Delaware Investments(R) Family of Funds as a whole. Specific attention was given to the methodology followed in allocating costs for the purpose of determining profitability. Management stated that the level of profits of Delaware Investments, to a certain extent, reflected operational cost savings and efficiencies initiated by Delaware Investments. The Board considered Delaware Investments' expenditures to improve services provided to fund shareholders and to meet additional regulatory and compliance requirements resulting from the Sarbanes-Oxley Act and recent SEC initiatives. The Board also considered the extent to which Delaware Investments might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Investments(R) Family of Funds, the benefits from allocation of fund brokerage to improve trading efficiencies and the use of "soft" commission dollars to pay for proprietary and non-proprietary research. At the Board's request, management also provided information relating to Delaware Investments' profitability by client type. The information provided set forth the revenue, expenses and pre-tax income/loss attributable to the Delaware Investments(R) Family of Funds, Delaware Investments' separate account business and other lines of business at Delaware Investments. Emphasis was given to the level and type of service provided to the various clients. The Board was satisfied with the level of profits realized by Delaware Investments from its relationships with the Funds and the Delaware Investments Family of Funds.

ECONOMIES OF SCALE. The Trustees considered whether economies of scale are realized by Delaware Investments as each Fund's assets increase and the extent to which any economies of scale are reflected in the level of management fees charged. The Trustees took into account the benchmarking analysis conducted at the Fund's inception. Management believed, and the Board agreed, that the Fund was priced with relatively low management fees to reflect potential economies of scale up front.

DELAWARE INVESTMENTS(R) FAMILY OF FUNDS
       BOARD OF TRUSTEES/DIRECTORS AND OFFICERS ADDENDUM

A mutual fund is governed by a Board of Trustees/Directors ("Trustees"), which has oversight responsibility for the management of a fund's business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor and others that perform services for the fund. The independent fund trustees, in particular, are advocates for shareholder interests. The following is a list of the Trustees and Officers with certain background and related information.

                                                                                                NUMBER OF              OTHER
                                                                      PRINCIPAL            PORTFOLIOS IN FUND      DIRECTORSHIPS
       NAME,                POSITION(S)                             OCCUPATION(S)           COMPLEX OVERSEEN          HELD BY
      ADDRESS                HELD WITH     LENGTH OF TIME              DURING                  BY TRUSTEE             TRUSTEE
   AND BIRTHDATE              FUND(S)          SERVED               PAST 5 YEARS               OR OFFICER           OR OFFICER
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES

 JUDE T. DRISCOLL(2)        Chairman,         5 Years -          Since August 2000,                92                 None
2005 Market Street          President,    Executive Officer  Mr. Driscoll has served in
 Philadelphia, PA        Chief Executive                    various executive capacities
     19103                 Officer and        1 Year -          at different times at
                              Trustee          Trustee         Delaware Investments(1)
  March 10, 1963
                                                              Senior Vice President and
                                                         Director of Fixed-Income Process -
                                                             Conseco Capital Management
                                                              (June 1998 - August 2000)

------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES

 THOMAS L. BENNETT            Trustee           Since            Private Investor -                92                 None
2005 Market Street                         March 23, 2005      (March 2004 - Present)
 Philadelphia, PA
     19103                                                      Investment Manager -
                                                                Morgan Stanley & Co.
  October 4, 1947                                            (January 1984 - March 2004)
------------------------------------------------------------------------------------------------------------------------------------
    JOHN A. FRY               Trustee          4 Years               President -                   92              Director -
2005 Market Street                                           Franklin & Marshall College                        Community Health
 Philadelphia, PA                                               (June 2002 - Present)                                Systems
      19103
                                                             Executive Vice President -
   May 28, 1960                                              University of Pennsylvania
                                                              (April 1995 - June 2002)
------------------------------------------------------------------------------------------------------------------------------------
 ANTHONY D. KNERR             Trustee         12 Years       Founder/Managing Director -           92                 None
2005 Market Street                                           Anthony Knerr & Associates
 Philadelphia, PA                                              (Strategic Consulting)
      19103                                                       (1990 - Present)

 December 7, 1938
------------------------------------------------------------------------------------------------------------------------------------
LUCINDA S. LANDRETH           Trustee           Since        Chief Investment Officer -            92                 None
2005 Market Street                         March 23, 2005          Assurant, Inc.
 Philadelphia, PA                                                    (Insurance)
      19103                                                         (2002 - 2004)

   June 24, 1947
------------------------------------------------------------------------------------------------------------------------------------
   ANN R. LEVEN               Trustee         16 Years    Treasurer/Chief Fiscal Officer -         92             Director and
2005 Market Street                                             National Gallery of Art                           Audit Committee
 Philadelphia, PA                                                   (1994 - 1999)                              Chairperson - Andy
      19103                                                                                                     Warhol Foundation

 November 1, 1940                                                                                              Director and Audit
                                                                                                               Committee Member -
                                                                                                                  Systemax Inc.
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                NUMBER OF              OTHER
                                                                      PRINCIPAL            PORTFOLIOS IN FUND      DIRECTORSHIPS
       NAME,                POSITION(S)                             OCCUPATION(S)           COMPLEX OVERSEEN          HELD BY
      ADDRESS                HELD WITH     LENGTH OF TIME              DURING                  BY TRUSTEE             TRUSTEE
   AND BIRTHDATE              FUND(S)          SERVED               PAST 5 YEARS               OR OFFICER           OR OFFICER
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES (CONTINUED)

 THOMAS F. MADISON            Trustee           11 Years           President/Chief                 92              Director -
2005 Market Street                                               Executive Officer -                              Banner Health
 Philadelphia, PA                                                MLM Partners, Inc.
       19103                                                  (Small Business Investing                        Director and Audit
                                                                   and Consulting)                             Committee Member -
 February 25, 1936                                            (January 1993 - Present)                         CenterPoint Energy

                                                                                                               Director and Audit
                                                                                                               Committee Member -
                                                                                                               Digital River Inc.

                                                                                                               Director and Audit
                                                                                                               Committee Member -
                                                                                                                     Rimage
                                                                                                                   Corporation

                                                                                                               Director - Valmont
                                                                                                                Industries, Inc.
------------------------------------------------------------------------------------------------------------------------------------
 JANET L. YEOMANS             Trustee            6 Years      Vice President/Mergers &             92                 None
2005 Market Street                                          Acquisitions - 3M Corporation
 Philadelphia, PA                                             (January 2003 - Present)
      19103
                                                                Ms. Yeomans has held
  July 31, 1948                                            various management positions
                                                           at 3M Corporation since 1983.
------------------------------------------------------------------------------------------------------------------------------------
 J. RICHARD ZECHER            Trustee             Since              Founder -                     92          Director and Audit
2005 Market Street                           March 23, 2005      Investor Analytics                            Committee Member -
 Philadelphia, PA                                                 (Risk Management)                            Investor Analytics
       19103                                                    (May 1999 - Present)
                                                                                                               Director and Audit
   July 3, 1940                                                                                                Committee Member -
                                                                                                                  Oxigene, Inc.
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS

 MICHAEL P. BISHOF            Senior         Chief Financial    Mr. Bishof has served in           92                 None(3)
2005 Market Street        Vice President      Officer since   various executive capacities
 Philadelphia, PA              and          February 17, 2005   at different times at
      19103               Chief Financial                       Delaware Investments.
                              Officer
  August 18, 1962
------------------------------------------------------------------------------------------------------------------------------------
  DAVID F. CONNOR       Vice President,   Vice President since   Mr. Connor has served as          86                 None
2005 Market Street      Deputy General     September 21, 2001   Vice President and Deputy
 Philadelphia, PA    Counsel and Secretary    and Secretary    General Counsel of Delaware
       19103                                      since         Investments since 2000.
                                            October 25, 2005
 December 2, 1963
------------------------------------------------------------------------------------------------------------------------------------
DAVID P. O' CONNOR         Senior Vice   Senior Vice President,  Mr. O'Connor has served in        86                 None
2005 Market Street          President,     General Counsel and  various executive and legal
 Philadelphia, PA         General Counsel  Chief Legal Officer  capacities at different times
       19103                and Chief             since            at Delaware Investments.
                           Legal Officer    October 25, 2005
 February 21, 1996
------------------------------------------------------------------------------------------------------------------------------------
 JOHN J. O'CONNOR      Senior Vice President    Treasurer       Mr. O'Connor has served in         92                 None(3)
2005 Market Street         and Treasurer          since        various executive capacities
 Philadelphia, PA                           February 17, 2005     at different times at
       19103                                                     Delaware Investments.

   June 16, 1957
------------------------------------------------------------------------------------------------------------------------------------

(1) Delaware Investments is the marketing name for Delaware Management Holdings, Inc. and its subsidiaries, including the Fund's(s') investment advisor, principal underwriter and its transfer agent.
(2) Mr. Driscoll is considered to be an "Interested Trustee" because he is an executive officer of the Fund's(s') manager and distributor.
(3) Mr. Bishof and Mr. John J. O'Connor also serve in similar capacities for the six portfolios of the Optimum Fund Trust, which have the same investment advisor, principal underwriter, and transfer agent as the registrant.

The Statement of Additional Information for the Fund(s) includes additional information about the Trustees/Directors and Officers and is available, without charge, upon request by calling 800 523-1918.

ABOUT
  THE ORGANIZATION

This annual report is for the information of Delaware Foundation Funds shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Foundation Funds and the Delaware Investments Performance Update for the most recently completed calendar quarter. The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the Fund. You should read the prospectus carefully before you invest. The figures in this report represent past results that are not a guarantee of future results. The return and principal value of an investment in the Fund will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

BOARD OF TRUSTEES                       AFFILIATED OFFICERS                       CONTACT INFORMATION
JUDE T. DRISCOLL                        MICHAEL P. BISHOF                         INVESTMENT MANAGER
Chairman                                Senior Vice President and                 Delaware Management Company,
Delaware Investments Family of Funds    Chief Financial Officer                   a Series of Delaware Management Business Trust
Philadelphia, PA                        Delaware Investments Family of Funds      Philadelphia, PA
                                        Philadelphia, PA
THOMAS L. BENNETT                                                                 NATIONAL DISTRIBUTOR
Private Investor                        DAVID F. CONNOR                           Delaware Distributors, L.P.
Rosemont, PA                            Vice President, Deputy General Counsel    Philadelphia, PA
                                        and Secretary
JOHN A. FRY                             Delaware Investments Family of Funds      SHAREHOLDER SERVICING, DIVIDEND
President                               Philadelphia, PA                          DISBURSING AND TRANSFER AGENT
Franklin & Marshall College                                                       Delaware Service Company, Inc.
Lancaster, PA                           DAVID P. O'CONNOR                         2005 Market Street
                                        Senior Vice President, General Counsel    Philadelphia, PA 19103-7094
ANTHONY D. KNERR                        and Chief Legal Officer
Managing Director                       Delaware Investments Family of Funds      FOR SHAREHOLDERS
Anthony Knerr & Associates              Philadelphia, PA                          800 523-1918
New York, NY
                                        JOHN J. O'CONNOR                          FOR SECURITIES DEALERS AND FINANCIAL
LUCINDA S. LANDRETH                     Senior Vice President and Treasurer       INSTITUTIONS REPRESENTATIVES ONLY
Former Chief Investment Officer         Delaware Investments Family of Funds      800 362-7500
Assurant, Inc.                          Philadelphia, PA
Philadelphia, PA                                                                  WEB SITE
                                                                                  www.delawareinvestments.com
ANN R. LEVEN
Former Treasurer/Chief Fiscal Officer
National Gallery of Art
Washington, DC

THOMAS F. MADISON
President and Chief Executive Officer                                             Delaware Investments is the marketing name for
MLM Partners, Inc.                                                                Delaware Management Holdings, Inc. and
Minneapolis, MN                                                                   its subsidiaries.

JANET L. YEOMANS
Vice President/Mergers & Acquisitions
3M Corporation
St. Paul, MN

J. RICHARD ZECHER
Founder
Investor Analytics
Scottsdale, AZ

--------------------------------------------------------------------------------
Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Each Fund's Forms N-Q, as well as a description of the policies and procedures that each Fund uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 800 523-1918; (ii) on each Fund's Web site at http://www.delawareinvestments.com; and (iii) on the Commission's Web site at http://www.sec.gov. Each Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information (if any) regarding how each Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through each Fund's Web site at http://www.delawareinvestments.com; and (ii) on the Commission's Web site at http://www.sec.gov.
--------------------------------------------------------------------------------

Delaware
Investments(R)
-----------------------------------
A member of Lincoln Financial Group










                                                              Printed in the USA
(9875)                                                            ANN-0511 FOUND
AR-444 [9/05] IVES 11/05                                       MF0510344 PO10508

Item 2.  Code of Ethics

         The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. A copy of the registrant's Code of Business Ethics has been posted on Delaware Investments' internet website at www.delawareinvestments.com. Any amendments to the Code of Business Ethics, and information on any waiver from its provisions granted by the registrant, will also be posted on this website within five business days of such amendment or waiver and will remain on the website for at least 12 months.

Item 3.  Audit Committee Financial Expert

         The registrant's Board of Trustees/Directors has determined that each member of the registrant's Audit Committee is an audit committee financial expert, as defined below. For purposes of this item, an "audit committee financial expert" is a person who has the following attributes:

         a. An understanding of generally accepted accounting principles and financial statements;

         b. The ability to assess the general application of such principles in connection with the accounting for estimates, accruals, and reserves;

         c. Experience preparing, auditing, analyzing, or evaluating financial statements that present a breadth and level of complexity of accounting issues that are generally comparable to the breadth and complexity of issues that can reasonably be expected to be raised by the registrant's financial statements, or experience actively supervising one or more persons engaged in such activities;

         d. An understanding of internal controls and procedures for financial reporting; and

         e. An understanding of audit committee functions.

An "audit committee financial expert" shall have acquired such attributes through:

         a. Education and experience as a principal financial officer, principal accounting officer, controller, public accountant, or auditor or experience in one or more positions that involve the performance of similar functions;

         b. Experience actively supervising a principal financial officer, principal accounting officer, controller, public accountant, auditor, or person performing similar functions;

         c. Experience overseeing or assessing the performance of companies or public accountants with respect to the preparation, auditing, or evaluation of financial statements; or

         d. Other relevant experience.

         The registrant's Board of Trustees/Directors has also determined that each member of the registrant's Audit Committee is independent. In order to be "independent" for purposes of this item, the Audit Committee member may not: (i) other than in his or her capacity as a member of the Board of Trustees/Directors or any committee thereof, accept directly or indirectly any consulting, advisory or other compensatory fee from the issuer; or (ii) be an "interested person" of the registrant as defined in Section 2(a)(19) of the Investment Company Act of 1940.

         The names of the audit committee financial experts on the registrant's Audit Committee are set forth below:

         Thomas L. Bennett (1)
         Thomas F. Madison
         Janet L. Yeomans (1)
         J. Richard Zecher

Item 4. Principal Accountant Fees and Services

         (a) Audit fees.
             -----------

         The aggregate fees billed for services provided to the registrant by its independent auditors for the audit of the registrant's annual financial statements and for services normally provided by the independent auditors in connection with statutory and regulatory filings or engagements were $29,600 for the fiscal year ended September 30, 2005.


-----------------------
(1) The instructions to Form N-CSR require disclosure on the relevant experience of persons who qualify as audit committee financial experts based on "other relevant experience." The Board of Trustees/Directors has determined that Mr. Bennett qualifies as an audit committee financial expert by virtue of his education, Chartered Financial Analyst designation, and his experience as a credit analyst, portfolio manager and the manager of other credit analysts and portfolio managers. The Board of Trustees/Directors has determined that Ms. Yeomans qualifies as an audit committee financial expert by virtue of her education and experience as the Treasurer of a large global corporation.

         The aggregate fees billed for services provided to the registrant by its independent auditors for the audit of the registrant's annual financial statements and for services normally provided by the independent auditors in connection with statutory and regulatory filings or engagements were $49,000 for the fiscal year ended September 30, 2004.

         (b) Audit-related fees.
             -------------------

         The aggregate fees billed by the registrant's independent auditors for services relating to the performance of the audit of the registrant's financial statements and not reported under paragraph (a) of this Item were $0 for the fiscal year ended September 30, 2005. The percentage of these fees relating to services approved by the registrant's Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%.

         The aggregate fees billed by the registrant's independent auditors for services relating to the performance of the audit of the financial statements of the registrant's investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $159,700 for the registrant's fiscal year ended September 30, 2005. The percentage of these fees relating to services approved by the registrant's Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These audit-related services were as follows: issuance of reports concerning transfer agent's system of internal accounting control pursuant to Rule 17Ad-13 of the Securities Exchange Act; issuance of agreed upon procedures reports to the Registrant's Board in connection with the annual transfer agent and fund accounting service agent contract renewals and the pass-through of internal legal cost relating to the operations of the Registrant; and preparation of Report on Controls Placed in Operation and Tests of Operating Effectiveness Relating to the Retirement Plan Services Division ("SAS 70 report").

         The aggregate fees billed by the registrant's independent auditors for services relating to the performance of the audit of the registrant's financial statements and not reported under paragraph (a) of this Item were $0 for the fiscal year ended September 30, 2004. The percentage of these fees relating to services approved by the registrant's Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%.

         The aggregate fees billed by the registrant's independent auditors for services relating to the performance of the audit of the financial statements of the registrant's investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $167,700 for the registrant's fiscal year ended September 30, 2004. The percentage of these fees relating to services approved by the registrant's Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These audit-related services were as follows: issuance of reports concerning transfer agent's system of internal accounting control pursuant to Rule 17Ad-13 of the Securities Exchange Act; issuance of agreed upon procedures reports to the Registrant's Board in connection with the annual transfer agent and fund accounting service agent contract renewals and the pass-through of internal legal cost relating to the operations of the Registrant; and preparation of Report on Controls Placed in Operation and Tests of Operating Effectiveness Relating to the Retirement Plan Services Division ("SAS 70 report").

         (c) Tax fees.
             ---------

         The aggregate fees billed by the registrant's independent auditors for tax-related services provided to the registrant were $5,300 for the fiscal year ended September 30, 2005. The percentage of these fees relating to services approved by the registrant's Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These tax-related services were as follows: review of income tax returns and review of annual excise distribution calculations.

         The aggregate fees billed by the registrant's independent auditors for tax-related services provided to the registrant's investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant's fiscal year ended September 30, 2005. The percentage of these fees relating to services approved by the registrant's Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%.

         The aggregate fees billed by the registrant's independent auditors for tax-related services provided to the registrant were $7,000 for the fiscal year ended September 30, 2004. The percentage of these fees relating to services approved by the registrant's Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These tax-related services were as follows: review of income tax returns and review of annual excise distribution calculations.

         The aggregate fees billed by the registrant's independent auditors for tax-related services provided to the registrant's investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant's fiscal year ended September 30, 2004. The percentage of these fees relating to services approved by the registrant's Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%.

         (d) All other fees.
             ---------------

         The aggregate fees billed for all services provided by the independent auditors to the registrant other than those set forth in paragraphs (a), (b) and
(c) of this Item were $0 for the fiscal year ended September 30, 2005. The percentage of these fees relating to services approved by the registrant's Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%.

         The aggregate fees billed for all services other than those set forth in paragraphs (b) and (c) of this Item provided by the registrant's independent auditors to the registrant's adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant's fiscal year ended September 30, 2005. The percentage of these fees relating to services approved by the registrant's Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%.

         The aggregate fees billed for all services provided by the independent auditors to the registrant other than those set forth in paragraphs (a), (b) and
(c) of this Item were $0 for the fiscal year ended September 30, 2004. The percentage of these fees relating to services approved by the registrant's Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%.

         The aggregate fees billed for all services other than those set forth in paragraphs (b) and (c) of this Item provided by the registrant's independent auditors to the registrant's adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant's fiscal year ended September 30, 2004. The percentage of these fees relating to services approved by the registrant's Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%.

         (e) The registrant's Audit Committee has not established pre-approval policies and procedures as permitted by Rule 2-01(c)(7)(i)(B) of Regulation S-X.

         (f) Not applicable.

         (g) The aggregate non-audit fees billed by the registrant's independent auditors for services rendered to the registrant and to its investment adviser and other service providers under common control with the adviser were $336,360 and $349,940 for the registrant's fiscal years ended September 30, 2005 and September 30, 2004, respectively.

         (h) In connection with its selection of the independent auditors, the registrant's Audit Committee has considered the independent auditors' provision of non-audit services to the registrant's investment adviser and other service providers under common control with the adviser that were not required to be pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X. The Audit Committee has determined that the independent auditors' provision of these services is compatible with maintaining the auditors' independence.

Item 5. Audit Committee of Listed Registrants

         Not applicable.

Item 6.  Schedule of Investments

         Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

         Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies

         Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

         Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

         Not applicable.

Item 11.  Controls and Procedures

         The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

         There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant's fourth fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits

(a)  (1) Code of Ethics

         Not applicable.

     (2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

     (3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

         Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.


NAME OF REGISTRANT: DELAWARE GROUP FOUNDATION FUNDS

JUDE T. DRISCOLL
---------------------------------
By:      Jude T. Driscoll
Title:   Chief Executive Officer
Date:    December 7, 2005

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


JUDE T. DRISCOLL
---------------------------------
By:      Jude T. Driscoll
Title:   Chief Executive Officer
Date:    December 7, 2005


MICHAEL P. BISHOF
---------------------------------
By:      Michael P. Bishof
Title:   Chief Financial Officer
Date:    December 7, 2005